UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 03/31/06

Item 1 -   Report to Stockholders


Annual Report
March 31, 2006


WCMA Tax-Exempt Fund


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's
Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS LOGO)
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WCMA Tax-Exempt Fund


Announcement to Shareholders


On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. If approved by the Fund's Board of Trustees and Fund shareholders, the combined company that results from the transaction is expected to become the investment adviser of the Fund.



Portfolio Holdings*


Put Bonds--8.8%
Fixed Rate Notes--15.0%
Tax-Exempt Commercial Paper--9.2%
Variable Rate Demand Obligations--67.0%


 * Based on total market value of Master Tax-Exempt Trust as of March 31, 2006. Investments are valued at amortized cost, which approximates market value.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



A Letter From the President


Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager - BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products - including mutual funds, separately managed accounts, annuities and variable insurance funds - eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Chief Investment Officer
Merrill Lynch Investment Managers


 * $1.039 trillion in assets under management as of March 31, 2006. Data, including assets under management, are as of March 31, 2006.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



A Discussion With Your Fund's Portfolio Manager


We maintained a relatively conservative investment strategy throughout the period in light of the Federal Reserve Board's continued program of interest rate increases.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2006, WCMA Tax-Exempt Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized yields of 1.27%, 1.86%, 2.22% and 2.22%, respectively. For the six-month period ended March 31, 2006, the Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized yields of 1.55%, 2.15%, 2.51% and 2.51%, respectively. As of March 31, 2006, the Fund had seven-day yields of 1.77% for Class 1, 2.31% for Class 2, 2.67% for Class 3 and 2.67% for Class 4.

During the 12-month period, WCMA Tax-Exempt Fund provided a competitive yield relative to its iMoneyNet peers. In light of the Federal Reserve Board's (the Fed's) continued program of interest rate hikes, we maintained a conservative investment strategy by maintaining a relatively short average portfolio maturity. With this strategy, we were able to provide our shareholders with a stable net asset value, strong credit quality and attractive yield.

The U.S. economy continued to record strong growth, despite higher energy prices and a softening housing market. The Fed - which welcomed its new chairman, Ben Bernanke, on January 31 - continued to raise the federal funds rate in an effort to keep inflation in check. During the past year, the Fed's Open Market Committee met eight times and increased the target short-term interest rate by one quarter percentage point at each meeting. By period-end, the U.S. central bank had raised rates for the 15th consecutive time since June 2004, pushing the federal funds rate to 4.75% - its highest level since April 2001. The Fed also continued to express concern that high energy costs and tight labor markets could drive inflation above acceptable levels - concerns that indicate the potential for a few more rate increases.

In both the U.S. Treasury and municipal bond markets, yield spreads - the difference in yields offered by shorter-maturity and longer-maturity securities - narrowed significantly during the past 12 months. In fact, in early 2006, the Treasury yield curve temporarily inverted when the yield on the 10-year Treasury note fell below that of the two-year Treasury note.
This unusual situation, in which shorter-term bonds outyield their longer counterparts, can occur when the Fed is actively raising short-term interest rates. In the municipal market, the Fed's rate increases led fixed rate note and variable rate demand note yields to trend higher as well. The yield on fixed rate notes with one-year maturities rose from 2.50% to 3.50% during the period, while variable rate yields, as measured by the BMA Municipal Swap Index, averaged 2.77% during the past 12 months, compared to 1.47% in the prior 12-month period.


How did you manage the portfolio during the period?

As part of our generally conservative approach, we kept the Fund's weighted average portfolio maturity shorter than neutral for the majority of the past 12 months. We continued to favor shorter-dated variable rate demand securities over longer-dated fixed rate notes. Given the rising interest rate environment, variable rate securities, whose rates are reset on a daily or weekly basis, helped us to limit the portfolio's interest rate risk while providing a high degree of credit quality and the flexibility to adapt to changing market conditions. We also saw tax-exempt commercial paper and term structured products as attractive investment alternatives to one-year fixed rate notes. These securities, which have flexible effective maturities ranging from 30 days to 180 days, allowed us to lock in attractive rates during periods when variable rate demand yields were temporarily low because of seasonal asset inflows into the short-term municipal market. July 2005 and January 2006 were two such periods of strong asset growth in money funds due to interest payments, maturities and bond defeasance (setting aside funds to cover future debt obligations).



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



How would you characterize the Fund's position at the close of the period?

As of March 31, 2006, it appeared that the Fed may continue to push short-term interest rates higher in the coming months. For the near future, short-term municipal yields will likely be driven not only by Fed monetary policy but also by some important technical factors. First, April tax time historically has meant an increase in shareholder redemptions and, in turn, a sharp move higher in variable rate demand yields as assets leave the short-term municipal market. Because the Fund ended the period overweighted in this sector, we believe we are well positioned to take advantage of higher yields if past trends repeat themselves. Second, by summer 2006, short-term notes issued by states and municipalities will come to market to satisfy the issuers' borrowing needs for the upcoming fiscal year. However, short-term note issuance has declined in recent years because of the strength of the U.S. economy and improvements in state and local balance sheets. This reduced supply might cause short-term municipal issues to trade at a premium relative to a period of time when there was more ample supply.

We will closely monitor the credit quality of the portfolio's investments and continue to strive to preserve net asset value for our shareholders while attempting to offer an attractive return.


Peter J. Hayes
Vice President and Portfolio Manager


April 12, 2006



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2005 and held through March 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


                                                                                              Expenses Paid
                                                         Beginning           Ending         During the Period*
                                                       Account Value     Account Value       October 1, 2005
                                                         October 1,        March 31,          to March 31,
                                                            2005              2006                 2006
Actual

Class 1                                                    $1,000          $1,007.70              $7.51
Class 2                                                    $1,000          $1,010.60              $4.61
Class 3                                                    $1,000          $1,012.40              $2.81
Class 4                                                    $1,000          $1,012.40              $2.81

Hypothetical (5% annual return before expenses)**

Class 1                                                    $1,000          $1,017.42              $7.54
Class 2                                                    $1,000          $1,020.31              $4.63
Class 3                                                    $1,000          $1,022.11              $2.82
Class 4                                                    $1,000          $1,022.11              $2.82


 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.50% for Class 1, .92% for Class 2, .56% for Class 3 and .56% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Statement of Assets and Liabilities                                                                          WCMA Tax-Exempt Fund

As of March 31, 2006
Assets

       Investment in Master Tax-Exempt Trust (the "Trust"), at value
       (identified cost--$760,658,141)                                                                            $   760,658,141
       Prepaid expenses                                                                                                   186,827
                                                                                                                  ---------------
       Total assets                                                                                                   760,844,968
                                                                                                                  ---------------

Liabilities

       Payables:
           Administrator                                                                       $       156,536
           Distributor                                                                                 123,098
           Other affiliates                                                                              8,032            287,666
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                              16,263
                                                                                                                  ---------------
       Total liabilities                                                                                                  303,929
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   760,541,039
                                                                                                                  ===============

Net Assets Consist of

       Class 1 Shares of beneficial interest, $.10 par value, unlimited number of shares
       authorized                                                                                                 $     3,877,638
       Class 2 Shares of beneficial interest, $.10 par value, unlimited number of shares
       authorized                                                                                                      15,646,876
       Class 3 Shares of beneficial interest, $.10 par value, unlimited number of shares
       authorized                                                                                                      40,873,162
       Class 4 Shares of beneficial interest, $.10 par value, unlimited number of shares
       authorized                                                                                                      15,667,732
       Paid-in capital in excess of par                                                                               684,478,486
       Undistributed investment income--net                                                    $       115,158
       Accumulated realized capital loss allocated from the Trust--net                               (118,013)
                                                                                               ---------------
       Total accumulated loss--net                                                                                        (2,855)
                                                                                                                  ---------------
       Net Assets                                                                                                 $   760,541,039
                                                                                                                  ===============

Net Asset Value

       Class 1--Based on net assets of $38,770,016 and 38,776,380 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 2--Based on net assets of $156,441,582 and 156,468,762 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 3--Based on net assets of $408,672,431 and 408,731,616 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 4--Based on net assets of $156,657,010 and 156,677,319 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Statement of Operations                                                                                      WCMA Tax-Exempt Fund

For the Year Ended March 31, 2006
Investment Income

       Interest from affiliates                                                                                   $        27,598
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                    20,958,410
           Expenses                                                                                                   (1,151,892)
                                                                                                                  ---------------
       Total income                                                                                                    19,834,116
                                                                                                                  ---------------

Expenses

       Administration fees                                                                     $     1,875,080
       Account maintenance and distribution fees--Class 3                                            1,384,290
       Account maintenance and distribution fees--Class 2                                            1,108,322
       Registration fees                                                                               771,069
       Account maintenance and distribution fees--Class 4                                              604,427
       Account maintenance and distribution fees--Class 1                                              406,506
       Printing and shareholder reports                                                                 43,454
       Transfer agent fees--Class 3                                                                     26,030
       Professional fees                                                                                14,056
       Transfer agent fees--Class 4                                                                     11,499
       Transfer agent fees--Class 2                                                                     11,463
       Transfer agent fees--Class 1                                                                      2,882
       Other                                                                                            12,897
                                                                                               ---------------
       Total expenses before waiver                                                                  6,271,975
       Waiver of expenses                                                                          (2,261,204)
                                                                                               ---------------
       Total expenses after waiver                                                                                      4,010,771
                                                                                                                  ---------------
       Investment income--net                                                                                          15,823,345
                                                                                                                  ---------------

Realized Loss Allocated from the Trust--Net

       Realized loss on investments--net                                                                                 (27,968)
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    15,795,377
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Statements of Changes in Net Assets                                                                          WCMA Tax-Exempt Fund

                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                     2006              2005
Operations

       Investment income--net                                                                  $    15,823,345    $     5,751,370
       Realized loss--net                                                                             (27,968)           (68,340)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         15,795,377          5,683,030
                                                                                               ---------------    ---------------

Dividends to Shareholders

       Investment income--net:
           Class 1                                                                                   (535,146)           (70,573)
           Class 2                                                                                 (3,076,014)          (921,522)
           Class 3                                                                                 (8,405,142)        (3,415,110)
           Class 4                                                                                 (3,807,043)        (1,344,165)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends to shareholders                        (15,823,345)        (5,751,370)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net increase (decrease) in net assets derived from beneficial interest transactions          43,648,906       (11,914,199)
                                                                                               ---------------    ---------------

Net Assets

       Total increase (decrease) in net assets                                                      43,620,938       (11,982,539)
       Beginning of year                                                                           716,920,101        728,902,640
                                                                                               ---------------    ---------------
       End of year*                                                                            $   760,541,039    $   716,920,101
                                                                                               ===============    ===============
           * Undistributed investment income--net                                              $       115,158    $       115,158
                                                                                               ===============    ===============

             See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Financial Highlights                                                                                         WCMA Tax-Exempt Fund
                                                                                             Class 1
                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                   For the Year Ended March 31,           to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                              .01           --++++           --++++           --++++
       Realized loss--net                                                 --**             --**             --**               --
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                    .01           --++++           --++++           --++++
                                                                  ------------     ------------     ------------     ------------
       Less dividends from investment income--net                        (.01)             --**             --**             --**
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           1.28%             .19%             .04%             .03%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets*

       Total expenses, net of waiver and/or reimbursement                1.51%            1.30%            1.02%             .01%
                                                                  ============     ============     ============     ============
       Total expenses                                                    1.51%            1.52%            1.53%             .01%
                                                                  ============     ============     ============     ============
       Total investment income and realized loss--net                    1.29%             .18%             .04%             .03%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $     38,770     $     41,469     $     37,485     $         25
                                                                  ============     ============     ============     ============



                                                                                             Class 2
                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                   For the Year Ended March 31,           to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                              .02              .01           --++++           --++++
       Realized loss--net                                                 --**             --**             --**               --
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                    .02              .01           --++++           --++++
                                                                  ------------     ------------     ------------     ------------
       Less dividends from investment income--net                        (.02)            (.01)             --**             --**
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           1.88%             .57%             .15%             .03%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets*

       Total expenses, net of waiver and/or reimbursement                 .92%             .91%             .91%             .01%
                                                                  ============     ============     ============     ============
       Total expenses                                                    1.19%            1.20%            1.22%             .01%
                                                                  ============     ============     ============     ============
       Total investment income and realized loss--net                    1.85%             .55%             .15%             .03%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $    156,442     $    174,094     $    175,594     $         25
                                                                  ============     ============     ============     ============

         * Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized loss--net.

        ** Amount is less than $(.01) per share.

        ++ Effective date of the Fund's registration.

      ++++ Amount is less than $.01 per share.

           See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Financial Highlights (concluded)                                                                             WCMA Tax-Exempt Fund
                                                                                             Class 3
                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                   For the Year Ended March 31,           to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                              .02              .01              .01           --++++
       Realized loss--net                                                 --**             --**             --**               --
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                    .02              .01              .01           --++++
                                                                  ------------     ------------     ------------     ------------
       Less dividends from investment income--net                        (.02)            (.01)            (.01)             --**
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           2.24%             .93%             .50%             .03%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets*

       Total expenses, net of waiver and/or reimbursement                 .56%             .56%             .55%             .01%
                                                                  ============     ============     ============     ============
       Total expenses                                                     .89%             .90%             .92%             .01%
                                                                  ============     ============     ============     ============
       Total investment income and realized loss--net                    2.23%             .91%             .50%             .03%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $    408,672     $    367,434     $    360,243     $         25
                                                                  ============     ============     ============     ============



                                                                                             Class 4
                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                   For the Year Ended March 31,           to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                              .02              .01              .01           --++++
       Realized loss--net                                                 --**             --**             --**               --
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                    .02              .01              .01           --++++
                                                                  ------------     ------------     ------------     ------------
       Less dividends from investment income--net                        (.02)            (.01)            (.01)             --**
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           2.24%             .93%             .50%             .03%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets*

       Total expenses, net of waiver and/or reimbursement                 .56%             .55%             .55%             .01%
                                                                  ============     ============     ============     ============
       Total expenses                                                     .89%             .90%             .92%             .01%
                                                                  ============     ============     ============     ============
       Total investment income and realized loss--net                    2.28%             .88%             .50%             .03%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $    156,657     $    133,924     $    155,581     $         25
                                                                  ============     ============     ============     ============

         * Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized loss--net.

        ** Amount is less than $(.01) per share.

        ++ Effective date of the Fund's registration.

      ++++ Amount is less than $.01 per share.

           See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Notes to Financial Statements                              WCMA Tax-Exempt Fund


1. Significant Accounting Policies:
WCMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2006 was approximately 8%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the account maintenance and the distribution of such shares and the additional incremental transfer agent costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassification--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $4,978 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par as a result of a permanent difference attributable to the allocation of partnership tax adjustments. This reclassification has no effect on net assets or net asset values per share.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Notes to Financial Statements (continued)                  WCMA Tax-Exempt Fund


The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                             Account
                                         Maintenance       Distribution
                                                 Fee                Fee

Class 1                                         .25%               .75%
Class 2                                         .25%              .425%
Class 3                                         .25%              .125%
Class 4                                         .25%              .125%


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Tax-Exempt Fund, and Class 3 and Class 4 Shares are equal to that of CMA Tax-Exempt Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the year ended March 31, 2006, MLPF&S earned fees of $3,503,545, of which $2,261,204 was waived.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund for FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.


3. Shares of Beneficial Interest:
Net increase (decrease) in net assets derived from beneficial interest transactions was $43,648,906 and $(11,914,199) for the years ended March 31, 2006 and March 31, 2005, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                              824,181,982    $   824,181,982
Shares issued to shareholders in
   reinvestment of dividends                 535,152            535,152
                                     ---------------    ---------------
Total issued                             824,717,134        824,717,134
Shares redeemed                        (827,414,236)      (827,414,236)
                                     ---------------    ---------------
Net decrease                             (2,697,102)    $   (2,697,102)
                                     ===============    ===============



Class 1 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                              719,926,954    $   719,926,954
Shares issued to shareholders in
   reinvestment of dividends                  70,585             70,585
                                     ---------------    ---------------
Total issued                             719,997,539        719,997,539
Shares redeemed                        (716,010,431)      (716,010,431)
                                     ---------------    ---------------
Net increase                               3,987,108    $     3,987,108
                                     ===============    ===============



Class 2 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            1,511,234,064    $ 1,511,234,064
Shares issued to shareholders in
   reinvestment of dividends               3,076,020          3,076,020
                                     ---------------    ---------------
Total issued                           1,514,310,084      1,514,310,084
Shares redeemed                      (1,531,954,706)    (1,531,954,706)
                                     ---------------    ---------------
Net decrease                            (17,644,622)    $  (17,644,622)
                                     ===============    ===============



Class 2 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                            1,106,442,196    $ 1,106,442,196
Shares issued to shareholders in
   reinvestment of dividends                 921,520            921,520
                                     ---------------    ---------------
Total issued                           1,107,363,716      1,107,363,716
Shares redeemed                      (1,108,848,260)    (1,108,848,260)
                                     ---------------    ---------------
Net decrease                             (1,484,544)    $   (1,484,544)
                                     ===============    ===============



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Notes to Financial Statements (concluded)                  WCMA Tax-Exempt Fund


Class 3 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            4,272,556,196    $ 4,272,556,196
Shares issued to shareholders in
   reinvestment of dividends               8,405,142          8,405,142
                                     ---------------    ---------------
Total issued                           4,280,961,338      4,280,961,338
Shares redeemed                      (4,239,707,670)    (4,239,707,670)
                                     ---------------    ---------------
Net increase                              41,253,668    $    41,253,668
                                     ===============    ===============



Class 3 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                            2,737,188,046    $ 2,737,188,046
Shares issued to shareholders in
   reinvestment of dividends               3,415,110          3,415,110
                                     ---------------    ---------------
Total issued                           2,740,603,156      2,740,603,156
Shares redeemed                      (2,733,376,850)    (2,733,376,850)
                                     ---------------    ---------------
Net increase                               7,226,306    $     7,226,306
                                     ===============    ===============



Class 4 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            3,252,438,955    $ 3,252,438,955
Shares issued to shareholders in
   reinvestment of dividends               3,807,043          3,807,043
                                     ---------------    ---------------
Total issued                           3,256,245,998      3,256,245,998
Shares redeemed                      (3,233,509,036)    (3,233,509,036)
                                     ---------------    ---------------
Net increase                              22,736,962    $    22,736,962
                                     ===============    ===============



Class 4 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                            2,139,535,263    $ 2,139,535,263
Shares issued to shareholders in
   reinvestment of dividends               1,344,165          1,344,165
                                     ---------------    ---------------
Total issued                           2,140,879,428      2,140,879,428
Shares redeemed                      (2,162,522,497)    (2,162,522,497)
                                     ---------------    ---------------
Net decrease                            (21,643,069)    $  (21,643,069)
                                     ===============    ===============



4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2006 and March 31, 2005 was as follows:


                                           3/31/2006          3/31/2005
Distributions paid from:
   Tax-exempt income                     $15,823,345        $ 5,751,370
                                     ---------------    ---------------
Total distributions                      $15,823,345        $ 5,751,370
                                     ===============    ===============


As of March 31, 2006, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
On March 31, 2006, the Fund had a net capital loss carryforward of $118,016, of which $18,557 expires in 2012, $19,893 expires in 2013 and $79,566 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Report of Independent Registered Public Accounting Firm    WCMA Tax-Exempt Fund


To the Shareholders and Board of Trustees of WCMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Tax-Exempt Fund as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Tax-Exempt Fund as of March 31, 2006, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 22, 2006



Important Tax Information (unaudited)


All of the net investment income distributions paid by WCMA Tax-Exempt Fund during the taxable year ended March 31, 2006 qualify as tax-exempt interest dividends for federal income tax purposes.



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments                                 Master Tax-Exempt Trust

                                                                 (in Thousands)

     Face
   Amount  Municipal Bonds                                             Value

Alabama--2.9%

 $ 59,405  Alabama Special Care Facilities Financing Authority,
              Mobile Revenue Refunding Bonds (Ascension
              Health Credit), VRDN, Series B, 3.17%
              due 11/15/2039 (j)                                     $   59,405
   53,200  Birmingham, Alabama, Special Care Facilities,
              Financing Authority, Revenue Refunding Bonds
              (Ascension Health Credit), VRDN, Series B, 3.15%
              due 11/15/2039 (j)                                         53,200
   22,000  Columbia, Alabama, IDB, PCR, Refunding (Alabama
              Power Company Project), VRDN, Series E, 3.12%
              due 10/01/2022 (j)                                         22,000
   20,000  Columbia, Alabama, IDB, Revenue Bonds (Alabama
              Power Company Project), VRDN, AMT, 3.17%
              due 11/01/2021 (j)                                         20,000
   12,200  Daphne, Alabama, Special Care Facilities Financing
              Authority, Revenue Refunding Bonds (Presbyterian),
              VRDN, Series B, 3.27% due 8/15/2023 (a)(j)                 12,200
    1,000  Decatur, Alabama, IDB, Environmental Facilities
              Revenue Bonds (BP Amoco Chemical Company
              Project), VRDN, AMT, 3.17% due 11/01/2035 (j)               1,000
    4,255  Eagle Tax-Exempt Trust, Birmingham, Alabama, Water
              and Sewer, VRDN, Series 2002-6009, Class A,
              3.21% due 1/01/2043 (f)(j)                                  4,255
           Eagle Tax-Exempt Trust, Jefferson County, Alabama,
              Sewer Revenue Refunding Bonds, VRDN,
              Series 2002 (b)(j):
    7,835        Class 6015, 3.20% due 2/01/2032                          7,835
    3,000        Class 6016, 3.20% due 2/01/2038                          3,000
   91,600  Jefferson County, Alabama, Limited Obligation
              School Warrants, VRDN, Series B, 3.19%
              due 1/01/2027 (a)(j)                                       91,600
    5,000  Jefferson County, Alabama, Sewer Revenue
              Refunding Bonds, VRDN, Series C-6, 3.18%
              due 2/01/2040 (i)(j)                                        5,000

Alaska--2.2%

   19,400  Alaska Industrial Development and Export Authority
              Revenue Bonds, ROCS, VRDN, Series II-R-320, 3.21%
              due 4/01/2034 (e)(j)                                       19,400
   80,000  Alaska State Housing Financing Corporation,
              Collateralized Revenue Bonds (Veterans Mortgage
              Program), VRDN, AMT, 3.43% due 12/01/2006 (j)(n)           80,000
    2,215  Anchorage, Alaska, Electric Utility Revenue Refunding
              Bonds, PUTTERS, VRDN, Series 1128, 3.21%
              due 6/01/2013 (f)(j)                                        2,215



     Face
   Amount  Municipal Bonds                                             Value

Alaska (concluded)

           Anchorage, Alaska, GO:
 $  6,230        PUTTERS, VRDN, Series 552, 3.21%
                 due 6/01/2012 (f)(j)                                $    6,230
   18,700        TAN, 4.50% due 12/28/2006                               18,856
           Valdez, Alaska, Marine Terminal Revenue Refunding
              Bonds VRDN (j):
    7,510        (BP Pipelines Inc. Project), Series A, 3.13%
                 due 6/01/2037                                            7,510
   32,200        (BP Pipelines Inc. Project), Series B, 3.13%
                 due 7/01/2037                                           32,200
   19,450        (BP Pipelines Inc. Project), Series C, 3.19%
                 due 7/01/2037                                           19,450
    2,300        (ConocoPhillips Transportation Project), 3.03%
                 due 5/01/2006                                            2,300
   24,800        (Phillips Petroleum Company Project), Series C,
                 3% due 6/01/2006                                        24,800

Arizona--2.8%

   33,000  Apache County, Arizona, IDA, IDR (Tucson Electric
              Power Co.), VRDN, Series 83-A, 3.16%
              due 12/15/2018 (j)                                         33,000
           Arizona Health Facilities Authority, Revenue Refunding
              Bonds (Banner Health System), VRDN (j):
    5,000        Series A, 3.17% due 1/01/2029 (f)                        5,000
    4,440        Series B, 3.16% due 1/01/2035 (b)                        4,440
   10,000  Maricopa County, Arizona, IDA, Health Facilities
              Revenue Bonds, PUTTERS, VRDN, Series 420, 3.22%
              due 1/01/2010 (j)                                          10,000
   46,057  Maricopa County, Arizona, IDA, S/F Mortgage Revenue
              Bonds, FLOATS, VRDN, AMT, Series 1165, 3.24%
              due 8/01/2006 (j)                                          46,057
   20,000  McAllister Academic Village, LLC, Arizona, Revenue
              Bonds (Arizona State University Project), VRDN,
              Series A, 3.18% due 7/01/2045 (a)(j)                       20,000
   32,290  Morgan Keegan Municipal Products, Inc., Maricopa
              County, Arizona, IDA, VRDN, AMT, Series A, 3.27%
              due 2/02/2009 (j)                                          32,290
    4,775  Phoenix, Arizona, Civic Improvement Corporation,
              State of Arizona, Distribution Revenue Bonds, TOCS,
              VRDN, Series Z-11, 3.24% due 5/08/2034 (b)(j)               4,775
    4,095  Phoenix, Arizona, IDA, Government Office Lease
              Revenue Refunding Bonds, PUTTERS, VRDN,
              Series 1119, 3.21% due 9/15/2013 (a)(j)                     4,095
   65,785  Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds,
              VRDN, Series A, 4.829% due 5/01/2006 (j)                   65,785



Portfolio Abbreviations for Master Tax-Exempt Trust


ACES (SM) Adjustable Convertible Extendible Securities
AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Exempt Receipts Liquidity
          Optional Tenders
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
PUTTERS   Puttable Tax-Exempt Receipts
RAN       Revenue Anticipation Notes
ROCS      Reset Option Certificates
S/F       Single-Family
TAN       Tax Anticipation Notes
TOCS      Tender Option Certificates
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

     Face
   Amount  Municipal Bonds                                             Value

Arizona (concluded)

 $ 10,590  Pima County, Arizona, IDA, S/F Mortgage Revenue
              Bonds, VRDN, 4.77% due 2/04/2012 (j)                   $   10,590
   29,400  Salt River Project Agricultural Improvement and
              Power District, Arizona, CP, 3.45% due 6/02/2006           29,400

Arkansas--1.3%

    7,000  Arkansas State Development Finance Authority,
           Environmental Facilities Revenue Bonds (Teris LLC
           Project), VRDN, AMT, 3.23% due 3/01/2021 (j)                   7,000
           Arkansas State Development Finance Authority, VRDN,
              S/F Mortgage Revenue Bonds (j):
   47,980        4.87% due 9/01/2006                                     47,980
   58,506        FLOATS, AMT, Series 1139, 3.24% due 2/01/2008           58,506
   10,520  Morgan Keegan Municipal Products, Inc., VRDN, AMT,
              3.27% due 9/01/2006 (j)                                    10,520

California--2.2%

    4,964  California Health Facilities Financing Authority Revenue
              Bonds, FLOATS, VRDN, Series 591, 3.21%
              due 3/01/2014 (f)(j)                                        4,964
   32,250  California School Cash Reserve Program Authority,
              Pooled Revenue Bonds, Series A, 4%
              due 7/06/2006                                              32,367
   41,250  California State Department of Water Resources,
              Power Supply Revenue Refunding Bonds, VRDN,
              Sub-Series G-6, 3.17% due 5/01/2017 (e)(j)                 41,250
           California State Economic Recovery, GO, FLOATS,
              VRDN (j):
   11,295        Series 956, 3.18% due 7/01/2012 (f)                     11,295
   17,500        Series L27, 3.18% due 7/01/2017                         17,500
    8,155  California State, GO, MERLOTS, VRDN, Series B-45,
              3.20% due 10/01/2029 (j)                                    8,155
   24,210  California Statewide Communities Development
              Authority, COP, Refunding, FLOATS, VRDN, Series
              909, 3.18% due 8/15/2023 (f)(j)                            24,210
   37,300  Los Angeles, California, S/F Home Mortgage Revenue
              Bonds, VRDN, AMT, 4.10% due 12/01/2006 (j)                 37,300
   28,490  Municipal Securities Trust Certificates, California, Tax
              Allocation Refunding Bonds, VRDN, Series 2005-242,
              Class A, 3.14% due 10/02/2013 (e)(j)(m)                    28,490
    4,800  San Francisco, California, City and County Airport
              Commission, International Airport Revenue
              Refunding Bonds, VRDN, Second Series, Issue 33J,
              3.10% due 5/01/2026 (i)(j)                                  4,800

Colorado--1.7%

    7,760  Adams County, Colorado, School District Number 012,
              GO, ROCS, VRDN, Series II-R-1045, 3.21%
              due 12/15/2022 (e)(j)                                       7,760
    3,210  Colorado Department of Transportation Revenue
              Bonds, ROCS, VRDN, Series II-R-4046, 3.21%
              due 12/15/2016 (a)(j)                                       3,210
   10,070  Colorado Department of Transportation Revenue
              Refunding Bonds, PUTTERS, VRDN, Series 318, 3.21%
              due 6/15/2015 (f)(j)                                       10,070
           Colorado Educational and Cultural Facilities Authority,
              Revenue Refunding Bonds (National Jewish Federation
              Bond Program Project), VRDN (j):
    7,025        Series A-1, 3.12% due 9/01/2033                          7,025
   11,590        Series A-6, 3.12% due 2/01/2025                         11,590
   22,600        Series A-8, 3.12% due 9/01/2035                         22,600
   10,000        Series C-1, 3.12% due 9/01/2035                         10,000



     Face
   Amount  Municipal Bonds                                             Value

Colorado (concluded)

 $  3,795  Colorado Health Facilities Authority, Revenue
              Refunding Bonds (Catholic Health Initiatives),
              VRDN, Series B-1, 3.17% due 3/01/2023 (j)              $    3,795
    7,000  Colorado School Mines Development Corporation,
              Revenue Refunding Bonds, VRDN, 3.34%
              due 9/01/2026 (j)                                           7,000
   12,870  Dawson Ridge Metropolitan District Number 1,
              Colorado, GO, Refunding, FLOATS, VRDN,
              Series Z-12, 3.24% due 6/07/2019 (j)                       12,870
    5,855  Denver, Colorado, City and County Airport Revenue
              Refunding Bonds, MERLOTS, VRDN, AMT, Series A61,
              3.26% due 11/15/2012 (b)(j)                                 5,855
   10,242  Denver, Colorado, City and County S/F Mortgage
              Revenue Refunding Bonds, VRDN, AMT, Series A,
              4.751% due 10/25/2006 (j)                                  10,242
    2,900  E-470 Public Highway Authority, Colorado, Revenue
              Bonds, TOCS, VRDN, Series Z-9, 3.24%
              due 10/01/2021 (f)(j)                                       2,900
    2,835  E-470 Public Highway Authority, Colorado, Revenue
              Refunding Bonds, FLOATS, VRDN, Series 997, 3.24%
              due 3/01/2036 (f)(j)                                        2,835
    1,523  El Paso County, Colorado, S/F Mortgage Revenue
              Bonds, FLOATS, VRDN, AMT, Series 1136, 3.24%
              due 11/01/2008 (j)                                          1,523
           Pitkin County, Colorado, IDR, Refunding (Aspen Skiing
              Company Project), VRDN (j):
    7,900        AMT, Series B, 3.20% due 4/01/2014                       7,900
   14,700        Series A, 3.12% due 4/01/2016                           14,700
   18,200  Platte River Power Authority, Colorado, Electric Revenue
              Refunding Bonds, VRDN, Sub-Lien, Series S-1, 3.17%
              due 6/01/2018 (j)                                          18,200

Connecticut--0.4%

   13,070  Connecticut State Health and Educational Facilities
              Authority, Revenue Refunding Bonds (Ascension
              Health Credit), VRDN, Series B, 3.15%
              due 11/15/2029 (j)                                         13,070
   14,800  Eagle Tax-Exempt Trust, Connecticut, GO,
              Series 96-0701, 3.20% due 11/15/2007 (j)                   14,800
    9,000  Meriden, Connecticut, GO, BAN, 4% due 8/04/2006                9,032

Delaware--0.6%

    2,135  Delaware State Housing Authority, Revenue Bonds,
              ROCS, VRDN, AMT, Series II-R-359, 3.25%
              due 7/01/2035 (e)(j)                                        2,135
   16,460  Delaware Transportation Authority, Senior
              Transportation System, Revenue Refunding
              Bonds, 5% due 7/01/2006                                    16,543
   37,089  GS Pool Trust, Delaware, FLOATS, VRDN, Series 1,
              3.29% due 6/02/2012 (j)                                    37,089

District of Columbia--2.0%

           District of Columbia, GO, Refunding, VRDN (j):
   17,350        MSTR, Series SGA-62, 3.16% due 6/01/2017 (a)            17,350
   13,040        Series C, 3.19% due 6/01/2026 (b)                       13,040
   96,600  District of Columbia, GO, TRAN, 4% due 9/29/2006              96,968
   17,025  District of Columbia, Hospital Revenue Bonds, FLOATS,
              VRDN, Series 712, 3.24% due 7/15/2019 (j)                  17,025
   26,335  District of Columbia, Water and Sewer Authority,
              Public Utility Revenue Bonds, FLOATS, VRDN,
              Series 1125, 3.45% due 10/01/2033 (b)(j)                   26,335
   17,500  Metropolitan Washington Airports Authority, CP,
              3.44% due 5/16/2006                                        17,500



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

     Face
   Amount  Municipal Bonds                                             Value

Florida--3.1%

 $ 13,885  Broward County, Florida, Professional Sports Facilities,
              Tax Revenue Bonds, MSTR, VRDN, Series SGA-38,
              3.23% due 9/01/2021 (f)(j)                             $   13,885
   15,500  Eagle Tax-Exempt Trust, Florida State Board of
              Education, GO, VRDN, Series 2005-0057, Class A,
              3.21% due 6/01/2035 (j)                                    15,500
    5,000  Eclipse Funding Trust, Solar Eclipse Certificates,
              Gainesville, Florida, Utilities System Revenue
              Refunding Bonds, VRDN, Series 2006-0027,
              3.20% due 10/01/2013 (e)(j)                                 5,000
    8,000  Florida State Board of Education, GO, MSTR, VRDN,
              Series SGA-139, 3.23% due 6/01/2032 (f)(j)                  8,000
           Florida State Board of Education, Lottery Revenue
              Bonds VRDN (j):
    6,220        FLOATS, Series 858, 3.20% due 1/01/2017 (f)              6,220
    2,845        ROCS, Series II-R-4521, 3.21% due 7/01/2020 (b)          2,845
   20,915  Florida State Department of Environmental Protection,
              Preservation Revenue Refunding Bonds, Series B,
              5% due 7/01/2006 (f)                                       21,020
   27,985  Florida State, Revenue Refunding Bonds, MERLOTS,
              VRDN, Series A-22, 3.35% due 7/01/2027 (j)                 27,985
    4,100  Gainesville, Florida, Utilities System Revenue Refunding
              Bonds, VRDN, Series C, 3.12% due 10/01/2026 (j)             4,100
    6,000  Highlands County, Florida, Health Facilities Authority,
              Hospital Revenue Refunding Bonds (Adventist
              Health System), VRDN, Series C, 3.19%
              due 11/15/2021 (j)                                          6,000
    3,965  Hillsborough County, Florida, Aviation Authority,
              Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
              Series A18, 3.26% due 10/01/2013 (f)(j)                     3,965
   15,000  Jacksonville, Florida, Electric Authority, CP, 3.22%
              due 7/07/2006                                              15,000
    4,595  Jacksonville, Florida, Sales Tax Revenue Bonds,
              MERLOTS, VRDN, Series B26, 3.21%
              due 10/01/2027 (f)(j)                                       4,595
    4,700  Lakeland, Florida, Energy System Revenue Bonds,
              VRDN, Series A, 3.20% due 10/01/2035 (j)                    4,700
   24,100  Martin County, Florida, PCR, Refunding (Florida
              Power & Light Company Project), VRDN, 3.16%
              due 7/15/2022 (j)                                          24,100
    5,855  Miami-Dade County, Florida, GO, ROCS, VRDN,
              Series II-R-387, 3.43% due 6/01/2006 (b)(j)                 5,855
    6,000  Miami-Dade County, Florida, Special Obligation
              Revenue Bonds, TOCS, VRDN, Series Z-9, 3.24%
              due 4/17/2015 (f)(j)                                        6,000
   15,700  North Broward, Florida, Hospital District Revenue
              Refunding Bonds, VRDN, Series B, 3.17%
              due 1/15/2031 (g)(j)                                       15,700
           Orange County, Florida, Health Facilities Authority
              Revenue Bonds, FLOATS, VRDN (j):
   32,195        Series 532, 3.21% due 11/15/2015 (a)                    32,195
   17,245        Series 830, 3.20% due 11/15/2022 (e)                    17,245
    2,250  Orlando-Orange County Expressway Authority,
              Florida, Expressway Revenue Bonds, VRDN,
              Sub-Series A-2, 3.16% due 7/01/2040 (a)(j)                  2,250
   10,000  Palm Beach County, Florida, Health Facilities
              Authority, CP, 3.35% due 4/28/2006                         10,000
           Reedy Creek Improvement District, Florida, Utilities
              Revenue Bonds, ROCS, VRDN, Series II-R-4027 (f)(j):
    1,885        3.52% due 7/13/2006                                      1,885
    2,820        3.52% due 10/01/2023                                     2,820



      Face
    Amount   Municipal Bonds                                           Value

Florida (concluded)

 $ 18,000  Sunshine State Governmental Finance Commission,
              Florida, CP, 3.23% due 4/05/2006                       $   18,000
   17,000  Sunshine State Governmental Financing Commission,
              Florida, Revenue Bonds, VRDN, 3.16%
              due 7/01/2016 (a)(j)                                       17,000
           Volusia County, Florida, School Board, COP,
              VRDN (f)(j):
    2,135        PUTTERS, Series 970, 3.21% due 2/01/2013                 2,135
    5,500        ROCS, Series II-R-2212, 3.21% due 8/01/2023              5,500

Georgia--1.8%

    4,215  Albany-Dougherty County, Georgia, Hospital Authority,
              Revenue Refunding Bonds, FLOATS, VRDN, Series L3J,
              3.23% due 9/01/2020 (a)(j)                                  4,215
   16,300  Appling County, Georgia, Development Authority,
              PCR (Georgia Power Plant Hatch), VRDN, Second
              Series, 3.18% due 12/01/2018 (j)                           16,300
    4,000  Atlanta, Georgia, Urban Residential Finance Authority,
              M/F Housing Revenue Bonds (Lindbergh City
              Center Apartment Project), AMT, VRDN, 3.24%
              due 11/01/2044 (j)                                          4,000
    3,000  Atlanta, Georgia, Water and Wastewater Revenue
              Bonds, MSTR, VRDN, SGA-145, 3.23%
              due 11/01/2033 (f)(j)                                       3,000
    8,000  Augusta, Georgia, Water and Sewer Revenue
              Refunding Bonds, MSTR, VRDN, Series SGS-140,
              3.23% due 10/01/2032 (e)(j)                                 8,000
           Clayton County, Georgia, Development Authority,
              Special Facilities Revenue Bonds (Delta Air Lines
              Project), VRDN (j):
   10,545        AMT, Series B, 3.31% due 5/01/2035                      10,545
    6,500        AMT, Series C, 3.31% due 5/01/2035                       6,500
   10,135        Series A, 3.25% due 6/01/2029                           10,135
   50,000  Cobb County, Georgia, School District, 4.50%
              due 12/29/2006                                             50,473
           Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and
              Wastewater Revenue Bonds, VRDN (e)(j):
    9,100        Series 2005-0009, Class A, 3.21% due 11/01/2043          9,100
    4,475        Series A, 3.21% due 11/01/2028                           4,475
   10,585  Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01,
              Class 1001, 3.21% due 11/01/2017 (j)                       10,585
    6,815  Georgia Municipal Electric Authority, Power Revenue
              Bonds (Macon Trust), VRDN, Series E, 3.25%
              due 1/01/2017 (j)                                           6,815
    2,585  Gwinnett County, Georgia, Development Authority,
              COP, ROCS, VRDN, Series II-R-6009, 3.21%
              due 1/01/2021 (f)(j)                                        2,585
   13,000  Macon-Bibb County, Georgia, Urban Development
              Authority Revenue Bonds, (Bibb County Law
              Enforcement Center Project), VRDN, 3.18%
              due 7/01/2025 (j)                                          13,000
   11,000  Monroe County, Georgia, Development Authority,
              PCR (Georgia Power Company-Scherer), VRDN,
              Second Series 95, 2.83% due 5/05/2006 (j)                  11,000

Hawaii--0.5%

    7,930  Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001,
              Class 1101, 3.21% due 7/01/2011 (e)(j)                      7,930
    7,500  Hawaii Pacific Health, Special Purpose Revenue
              Refunding Bonds (Wilcox Memorial Hospital),
              VRDN, Series B-2, 3.27% due 7/01/2033 (h)(j)                7,500



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

Hawaii (concluded)

 $ 17,365  Hawaii State, GO, ROCS, VRDN, Series II-R-1044,
              3.52% due 7/01/2015 (e)(j)                             $   17,365
    1,995  Hawaii State, Revenue Bonds, ROCS, VRDN,
              Series II-R-6504, 3.21% due 10/01/2024 (f)(j)               1,995
   15,995  Municipal Securities Trust Certificates Revenue Bonds,
              VRDN, AMT, Series 2002-186, Class A, 3.23%
              due 2/25/2021 (f)(j)                                       15,995

Idaho--0.2%

   15,000  Idaho State, GO, TAN, 4% due 6/30/2006                        15,050

Illinois--9.2%

   14,285  ABN AMRO MuniTops Certificates Trust, Chicago,
              Illinois, GO, VRDN, Series 2001-31, 3.20%
              due 1/01/2009 (b)(j)                                       14,285
           Aurora, Illinois, S/F Mortgage Revenue Bonds,
              FLOATS, VRDN, AMT (j):
   45,400        Series 1152, 3.24% due 6/01/2040                        45,400
    6,118        Series 1154, 3.24% due 6/01/2040                         6,118
   17,285  Aurora (Kane, DuPage and Will Counties) and
              Springfield (Sangamon County), Illinois, S/F
              Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
              Series 1021, 3.21% due 9/01/2006 (j)                       17,285
    4,760  Boone, McHenry & DeKalb Counties, Illinois, Community
              Unit School District Number 100, GO, FLOATS, VRDN,
              Series 1138, 3.24% due 12/01/2020 (f)(j)                    4,760
    6,000  Chicago, Illinois, Board of Education, GO, TOCS, VRDN,
              Series Z-8, 3.24% due 10/28/2025 (b)(j)                     6,000
           Chicago, Illinois, GO, VRDN (j):
   10,100        3.35% due 12/07/2006                                    10,100
    9,635        Series B, 3.17% due 1/01/2012                            9,635
    3,100        TOCS, Series Z-10, 3.24% due 6/29/2029 (b)               3,100
   17,250  Chicago, Illinois, Metropolitan Water Reclamation
              District, Greater Chicago Area, GO, Refunding, VRDN,
              Series A, 3.18% due 12/01/2031 (j)                         17,250
    5,775  Chicago, Illinois, Motor Fuel Tax Revenue Refunding
              Bonds, ROCS, VRDN, Series II-R-2021, 3.21%
              due 1/01/2020 (a)(j)                                        5,775
           Chicago, Illinois, O'Hare International Airport Revenue
              Bonds, VRDN (j):
    6,330        (Macon Trust), Series A, 3.21%
                 due 1/01/2018 (f)                                        6,330
    2,700        ROCS, AMT, Series II-R-239, 3.25%
                 due 1/01/2022 (e)                                        2,700
    5,995        ROCS, AMT, Series II-R-250, 3.25%
                 due 1/01/2034 (g)                                        5,995
    6,740  Chicago, Illinois, Park District, GO, Refunding, ROCS,
              VRDN, Series II-R-4002, 3.21% due 1/01/2023 (b)(j)          6,740
   75,475  Chicago, Illinois, Second Lien Water Revenue Refunding
              Bonds, VRDN, 3.17% due 11/01/2031 (f)(j)                   75,475
    3,360  Cook County, Illinois, GO, Refunding, ROCS, VRDN,
              Series II-R-2063, 3.21% due 11/15/2021 (f)(j)               3,360
   11,000  Eagle Tax-Exempt Trust, Chicago Board of Education,
              VRDN, Series 01, Class 1309, 3.21%
              due 12/01/2026 (j)                                         11,000
           Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN (j):
    9,900        Series 98, Class 1301, 3.20% due 1/01/2017               9,900
    7,155        Series 2006-0001 Class-A, 3.21%
                 due 1/01/2034 (e)                                        7,155
   30,000  Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN,
              Series 02, Class 1303, 3.21% due 11/15/2025 (a)(j)         30,000



     Face
   Amount  Municipal Bonds                                             Value

Illinois (continued)

 $ 14,355  Eagle Tax-Exempt Trust, Illinois Metropolitan Expo
              Center, VRDN, Series 98, Class 1306, 3.21%
              due 6/15/2029 (j)                                      $   14,355
           Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (j):
   11,000        Series 01, Class 1307, 3.21% due 11/01/2022             11,000
   11,100        Series 02, Class 1302, 3.20% due 2/01/2027              11,100
    3,000  Eagle Tax-Exempt Trust, Metropolitan Pier and
              Exposition Authority, Illinois, Dedicated State Tax
              Revenue Bonds, VRDN, Series 2004-0030, Class A,
              3.21% due 6/15/2042 (f)(j)                                  3,000
    3,400  Eagle Tax-Exempt Trust, Metropolitan Pier and
              Exposition Authority, Illinois, Hospitality Facilities
              Revenue Bonds, VRDN, Class 49, Series A, 3.21%
              due 7/01/2026 (j)                                           3,400
    5,000  Eagle Tax-Exempt Trust, Metropolitan Pier and
              Exposition Authority, Illinois, VRDN, Series 2002-6001,
              Class A, 3.21% due 12/15/2028 (j)                           5,000
    2,000  Eagle Tax-Exempt Trust, Regional Transportation
              Authority, Illinois, Revenue Bonds, VRDN, Series
              2005-0003, Class A, 3.21% due 6/01/2034 (e)(j)              2,000
   10,750  Eclipse Funding Trust, Solar Eclipse Certificates,
              Illinois, GO, Refunding, VRDN, Series 2006-0038,
              3.20% due 1/01/2028 (e)(j)                                 10,750
    5,000  Illinois Development Finance Authority, Water Facilities
              Revenue Refunding Bonds (Illinois American Water
              Company), VRDN, AMT, 3.29% due 3/01/2032 (f)(j)             5,000
           Illinois Educational Facilities Authority Revenue Bonds,
              VRDN (j):
    8,450        (Art Institute of Chicago), 3.28%
                 due 3/01/2027                                            8,450
    4,600        (Chicago Historical Society), 3.28%
                 due 12/01/2025                                           4,600
           Illinois HDA, M/F Housing Revenue Bonds (Danbury
              Court Apartments), VRDN, AMT (j):
    6,265        Series A, 3.26% due 5/01/2037                            6,265
      450        Series B, 3.33% due 5/01/2037                              450
   50,000  Illinois Health Facilities Authority, CP, 3.18%
              due 5/18/2006                                              50,000
   10,000  Illinois Health Facilities Authority Revenue Bonds,
              Revolving Fund, Pooled, VRDN, Series B, 3.19%
              due 8/01/2020 (j)                                          10,000
    2,940  Illinois State Dedicated Tax (Macon Trust), VRDN,
              Series N, 3.27% due 12/15/2020 (a)(j)                       2,940
   12,500  Illinois State Finance Authority, Revenue Refunding
              Bonds (Central DuPage Health System), VRDN,
              Series B, 3.20% due 11/01/2038 (j)                         12,500
           Illinois State, GO:
   50,000        COP, 4.50% due 4/28/2006                                50,052
   40,000        COP, 4.50% due 5/30/2006                                40,087
    1,750        (Macon Trust), VRDN, Series L, 3.21%
                 due 1/01/2031 (j)                                        1,750
    8,975        MERLOTS, VRDN, Series B04, 3.21%
                 due 12/01/2024 (e)(j)                                    8,975
           Illinois State, GO, Refunding, VRDN (f)(j):
   16,435        FLOATS, Series 743D, 3.20% due 8/01/2015 (i)            16,435
    5,820        MERLOTS, Series A49, 3.21% due 8/01/2013                 5,820
   16,605  Illinois Student Assistance Commission, Student Loan
              Revenue Bonds, VRDN, AMT, Series A-I, 3.22%
              due 9/01/2034 (f)(j)                                       16,605
    5,720  Kane County, Illinois, School District Number 129
              (Aurora West Side), GO, Refunding, PUTTERS,
              VRDN, Series 1113, 3.21% due 2/01/2013 (b)(j)               5,720



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

Illinois (concluded)

 $  2,000  Metropolitan Pier and Exposition Authority, Illinois,
              Dedicated State Tax, Revenue Refunding
              Bonds, FLOATS, VRDN, Series Z-1, 3.24%
              due 10/08/2010 (f)(j)                                  $    2,000
    6,250  Municipal Securities Trust Certificates, Chicago,
              Illinois, Board of Education, GO, VRDN,
              Series 2005-237, Class A, 3.30%
              due 1/04/2024 (b)(j)(m)                                     6,250
   29,950  Municipal Securities Trust Certificates, Chicago
              O'Hare Airport, Illinois, Revenue Bonds, VRDN,
              AMT, Series 2001-151, Class A, 3.19%
              due 6/30/2015 (a)(j)(m)                                    29,950
           Municipal Securities Trust Certificates, Cook County,
              Illinois, GO, Refunding, VRDN, Class A (b)(j):
   29,085        Series 2001-145, 3.23% due 11/15/2029                   29,085
   33,895        Series 2002-191, 3.23% due 3/18/2019                    33,895
   31,615  Municipal Securities Trust Certificates, Metropolitan
              Pier and Exposition Authority, Illinois, Revenue
              Refunding Bonds, VRDN, Series 2001-157, Class A,
              3.23% due 10/05/2017 (b)(j)                                31,615
   26,045  Municipal Securities Trust Certificates, Revenue
              Refunding Bonds, Chicago O'Hare International
              Airport, Illinois, VRDN, AMT, Series 2000-93,
              Class A, 3.19% due 10/04/2012 (a)(j)                       26,045
    7,815  Municipal Securities Trust Certificates, Revenue
              Refunding Bonds, Illinois, VRDN, Series 2006-253,
              Class A, 3.23% due 5/12/2014 (a)(j)(m)                      7,815
           Regional Transportation Authority, Illinois, GO,
              MERLOTS, VRDN (j):
   19,810        Series A24, 3.21% due 7/01/2032 (f)                     19,810
    4,910        Series A41, 3.21% due 6/01/2017 (b)                      4,910
    2,755  Regional Transportation Authority, Illinois, Revenue
              Bonds (Macon Trust), VRDN, Series K, 3.21%
              due 7/01/2026 (f)(j)                                        2,755
   32,908  Regional Transportation Authority, Illinois, Revenue
              Refunding Bonds, FLOATS, VRDN, Series 818-D,
              3.20% due 7/01/2033 (b)(j)                                 32,907
   22,000  University of Illinois, University Revenue Refunding
              Bonds (South Campus Project), VRDN, Series A,
              3.17% due 1/15/2022 (b)(j)                                 22,000
    2,045  Will County, Illinois, Community Unit School District
              Number 365-U (Valley View), GO, Refunding, TOCS,
              VRDN, Series Z-10, 3.24% due 4/15/2020 (e)(j)               2,045
           Will County, Illinois, Exempt Facilities Revenue Bonds
              (BP Amoco Chemical Company Project), VRDN, AMT (j):
    5,300        3.17% due 3/01/2028                                      5,300
    6,000        3.17% due 7/01/2031                                      6,000
   10,000  Will County, Illinois, M/F Housing Redevelopment,
              Revenue Refunding Bonds (Woodlands Crest Hill),
              VRDN, AMT, 3.24% due 2/15/2031 (d)(j)                      10,000

Indiana--4.4%

    7,320  Benton, Indiana, School Improvement Building
              Corporation, Revenue Bonds, PUTTERS, VRDN,
              Series 903, 3.21% due 1/15/2013 (f)(j)                      7,320
    5,380  Carmel, Indiana, School Building Corporation Revenue
              Bonds, ROCS, VRDN, Series II-R-2065, 3.21%
              due 7/15/2020 (f)(j)                                        5,380
   13,000  Goshen, Indiana, EDR, Refunding (Goshen College
              Project), VRDN, 3.22% due 10/01/2037 (j)                   13,000
   23,400  Indiana Bond Bank, Advance Funding Program
              Revenue Notes, Series A, 4.50% due 2/01/2007               23,625



     Face
   Amount  Municipal Bonds                                             Value

Indiana (concluded)

           Indiana Health Facilities Financing Authority, Hospital
              Revenue Bonds, VRDN (j):
 $ 54,400        (Clarian Health Obligation Group), Series C,
                 3.20% due 3/01/2030                                 $   54,400
   37,100        (Clarian Health Partners), Series H, 3.20%
                 due 3/01/2033                                           37,100
           Indiana Health Facilities Financing Authority, Hospital
              Revenue Refunding Bonds, (Clarian Health Partners),
              VRDN (j):
   51,800        Series B, 3.20% due 2/15/2026                           51,800
   50,800        Series C, 3.20% due 2/15/2026                           50,800
      150  Indiana Health Facilities Financing Authority, Revenue
              Bonds (Capital Access Designated Pool), VRDN,
              3.19% due 1/01/2012 (j)                                       150
           Indiana Health Facilities Financing Authority, Revenue
              Refunding Bonds (Ascension Health Credit Group),
              VRDN (j):
   14,500        Series A-2, 2.72% due 6/01/2006                         14,500
    9,000        Series A-3, 3.35% due 1/30/2007                          9,000
   17,700        Series B, 3.15% due 11/15/2039                          17,700
   40,250  Indiana State Development Finance Authority,
              Environmental Revenue Bonds (PSI Energy Inc.
              Projects), VRDN, AMT, Series A, 3.34%
              due 12/01/2038 (j)                                         40,250
    5,285  Indiana State Office Building Commission, Facilities
              Revenue Bonds, ROCS, VRDN, Series II-R-4534,
              3.21% due 7/01/2020 (j)                                     5,285
    1,988  Indiana Transportation Finance Authority, Highway
              Revenue Refunding Bonds, FLOATS, VRDN,
              Series 942D, 3.20% due 12/01/2022 (b)(j)                    1,988
    4,240  Indianapolis, Indiana, Local Public Improvement Bond
              Bank, Revenue Refunding Bonds (Macon Trust),
              VRDN, Series S, 3.21% due 1/01/2021 (f)(j)                  4,240
   34,995  Municipal Securities Trust Certificates, Indianapolis,
              Indiana, Local Tax-Exempt, GO, VRDN, Series
              2002-192, Class A, 3.21% due 6/18/2014 (f)(j)              34,995
   11,785  New Albany-Floyd County, Indiana, Independent
              School Building Corporation, Revenue Refunding
              Bonds, VRDN, PUTTERS, Series 879, 3.21%
              due 6/01/2013 (e)(j)                                       11,785
    6,585  Pike County, Indiana, Multi-School Building
              Corporation, Revenue Refunding Bonds, PUTTERS,
              VRDN, Series 1122, 3.21% due 7/15/2012 (f)(j)               6,585
   25,000  Trustees of Indiana University, CP, 3.22%
              due 5/15/2006                                              25,000
           Whiting, Indiana, Environmental Facilities Revenue
              Refunding Bonds (Amoco Oil Company Project),
              VRDN, AMT (j):
    2,400        3.17% due 1/01/2026                                      2,400
    1,000        3.17% due 7/01/2031                                      1,000

Iowa--1.3%

   19,735  Iowa Finance Authority, Health Care Facilities, Revenue
              Refunding Bonds (Iowa Health System), VRDN,
              Series B-3, 3.17% due 2/15/2035 (a)(j)                     19,735
   22,000  Iowa Finance Authority, Revenue Refunding Bonds
              (Trinity Health Credit Group), VRDN, Series D, 3.17%
              due 12/01/2030 (j)                                         22,000
    1,250  Iowa Higher Education Loan Authority, Revenue Bonds
              (University of Dubuque), RAN, Series C, 4.75%
              due 5/24/2006                                               1,252



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

     Face
   Amount  Municipal Bonds                                             Value

Iowa (concluded)

 $ 73,655  Iowa State, TRAN, 4.50% due 6/30/2006                     $   73,887
   10,000  Louisa County, Iowa, PCR, Refunding (Iowa-Illinois
              Gas and Electric), VRDN, Series A, 3.25%
              due 9/01/2016 (j)                                          10,000

Kansas--0.3%

    3,975  Kansas State Department of Transportation, Highway
              Revenue Bonds, ROCS, VRDN, Series II-R-6020,
              3.21% due 3/01/2019 (e)(j)                                  3,975
   19,700  Kansas State Department of Transportation, Highway
              Revenue Refunding Bonds, VRDN, Series C-1, 3.12%
              due 9/01/2019 (j)                                          19,700
    2,775  Reno and Labette Counties, Kansas, S/F Mortgage
              Revenue Bonds, FLOATS, VRDN, Series 915, 3.24%
              due 12/01/2015 (j)                                          2,775

Kentucky--2.7%

    2,500  Boyd County, Kentucky, Sewer and Solid Waste
              Revenue Bonds (Air Products and Chemicals Project),
              VRDN, AMT, 3.26% due 6/01/2021 (j)                          2,500
   19,614  Breckinridge County, Kentucky, Lease Program
              Revenue Bonds (Kentucky Association of Counties
              Leasing Trust), VRDN, Series A, 3.12%
              due 2/01/2032 (j)                                          19,614
   20,930  Carroll County, Kentucky, Solid Waste, CP, 3.42%
              due 5/15/2006                                              20,930
   14,000  Eagle Tax-Exempt Trust, Louisville and Jefferson
              Counties, Kentucky, Metropolitan Sewer District,
              Sewer and Drain System Revenue Bonds,
              VRDN, Series 2006-0053 Class A, 3.21%
              due 5/15/2033 (b)(j)                                       14,000
           Jefferson County, Kentucky, CP:
   12,500        3.20% due 5/01/2006                                     12,500
   35,000        3.25% due 5/01/2006                                     35,000
    2,200  Kenton County, Kentucky, Airport Board, Special
              Facilities Revenue Refunding Bonds, VRDN, Series B,
              3.25% due 10/01/2030 (j)                                    2,200
   30,000  Kentucky Asset/Liability Commission, General Fund
              Revenue Bonds, TRAN, Series A, 4% due 6/28/2006            30,095
   16,505  Kentucky State Property and Buildings Commission,
              Revenue Refunding Bonds, PUTTERS, VRDN,
              Series 739, 3.45% due 6/15/2006 (f)(j)                     16,505
   36,475  Kentucky State Turnpike Authority, Resource Recovery
              Road Revenue Bonds, FLOATS, VRDN, Series 488,
              3.20% due 7/01/2007 (e)(j)                                 36,475
    4,395  Louisville and Jefferson Counties, Kentucky,
              Metropolitan Sewer District, Sewer and Drain
              System Revenue Bonds, ROCS, VRDN, Series II-R-304,
              3.21% due 5/15/2037 (b)(j)                                  4,395
   48,285  Louisville and Jefferson Counties, Kentucky,
              Metropolitan Sewer District, Sewer and Drain
              System Revenue Refunding Bonds, VRDN, Series B,
              3.16% due 5/15/2023 (e)(j)                                 48,285
   14,665  Shelby County, Kentucky, Lease Revenue Bonds, VRDN,
              Series A, 3.12% due 9/01/2034 (j)                          14,665

Louisiana--2.2%

   17,700  Ascension Parish, Louisiana, Revenue Bonds
              (BASF Corporation Project), VRDN, AMT, 3.30%
              due 3/01/2025 (j)                                          17,700
    3,625  East Baton Rouge, Louisiana, Mortgage Finance
              Authority, S/F Revenue Bonds, FLOATS, VRDN, AMT,
              Series 996, 3.27% due 6/02/2008 (j)                         3,625



     Face
   Amount  Municipal Bonds                                             Value

Louisiana (concluded)

 $ 31,536  Jefferson Parish, Louisiana, Home Mortgage
              Authority, S/F Mortgage Revenue Bonds, VRDN,
              Series B, 4.105% due 12/03/2007 (j)                    $   31,536
           Jefferson Parish, Louisiana, Hospital Service District
              Number 001, Hospital Revenue Bonds, VRDN (j):
   10,000        PUTTERS, Series 522, 3.23% due 12/01/2008               10,000
   25,000        (West Jefferson Medical Center), Series B, 3.20%
                 due 1/01/2028 (e)                                       25,000
           Louisiana HFA, Mortgage Revenue Refunding Bonds,
              FLOATS, VRDN, AMT (j):
    8,925        Series 1066, 3.27% due 3/01/2036                         8,925
   44,344        Series 1069, 3.27% due 12/01/2047                       44,343
    4,182  Louisiana HFA, S/F Mortgage Revenue Refunding
              Bonds, VRDN, AMT, 4.856% due 4/28/2006 (j)                  4,182
    6,000  Louisiana Local Government, Environmental Facilities,
              Community Development Authority Revenue Bonds
              (Honeywell International Inc. Project), VRDN, AMT,
              3.37% due 12/01/2037 (j)                                    6,000
           Louisiana Public Facilities Authority, Advanced Funding
              Revenue Bonds:
    4,965        Series A, 4.50% due 10/19/2006                           5,005
    3,475        Series D, 4.50% due 10/19/2006                           3,503
      300        Series E, 4.50% due 10/19/2006                             302
           Louisiana Public Facilities Authority Revenue Bonds,
              VRDN (j):
    2,850        (Air Products and Chemicals Project), AMT, 3.26%
                 due 12/01/2039                                           2,850
   13,210        (Equipment and Capital Facilities Loan Program),
                 Series C, 3.67% due 7/01/2024                           13,210
           New Orleans, Louisiana, Ernest N. Morial Exhibit Hall
              Authority, Special Tax, VRDN (a)(j):
    5,085        MERLOTS, Series A46, 3.21% due 7/15/2028                 5,085
    8,100        ROCS, Series II-R-4038, 3.24% due 7/15/2023              8,100
           New Orleans, Louisiana, Finance Authority,
              S/F Mortgage Revenue Bonds, FLOATS,
              VRDN, AMT (j):
   11,500        Series 990, 3.27% due 6/02/2008                         11,500
    3,150        Series 1185, 3.30% due 6/01/2006                         3,150
    3,000  New Orleans, Louisiana, Finance Authority,
              S/F Mortgage Revenue Refunding Bonds,
              FLOATS, VRDN, AMT, Series 1137, 3.32%
              due 12/01/2044 (j)                                          3,000
    4,400  South Louisiana Port Commission, Port Revenue
              Refunding Bonds (Occidental Petroleum), VRDN,
              3.17% due 7/01/2018 (j)                                     4,400

Maryland--1.6%

   35,700  Baltimore, Maryland, Port Facilities Revenue Bonds
              (Occidental Petroleum), FLOATS, VRDN, 3.25%
              due 10/14/2011 (j)                                         35,700
    8,900  Maryland State Community Development
              Administration, Revenue Refunding Bonds
              (Department of Housing and Community
              Development), VRDN, Series F, 3.12%
              due 11/24/2006 (j)                                          8,900
   36,360  Maryland State Health and Higher Educational
              Facilities Authority, Revenue Refunding
              Bonds, FLOATS, VRDN, Series 867, 3.20%
              due 7/01/2019 (b)(j)                                       36,360



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

     Face
   Amount  Municipal Bonds                                             Value

Maryland (concluded)

 $ 48,670  Metropolitan Washington Airports Authority, D.C.,
              Airport System Revenue Refunding Bonds,
              MERLOTS, VRDN, AMT, Series C35, 2.98%
              due 10/01/2014 (f)(j)(m)                               $   48,670
    9,225  Metropolitan Washington Airports Authority, D.C.,
              System Revenue Bonds, ROCS, VRDN,
              Series II-R-195, 3.25% due 10/01/2032 (b)(j)                9,225
   14,000  Montgomery County, Maryland, EDR (Riderwood
              Village Inc. Project), Refunding, VRDN, 3.19%
              due 3/01/2034 (j)                                          14,000

Massachusetts--1.8%

   10,000  Eagle Tax-Exempt Trust, Massachusetts Commuter
              Facilities, VRDN, Series 2001, Class 2101, 3.20%
              due 6/15/2033 (j)                                          10,000
    7,495  Eagle Tax-Exempt Trust, Massachusetts State Water
              Resources Authority, Revenue Refunding Bonds,
              VRDN, Series 2006-0054 Class A, 3.21%
              due 8/01/2036 (a)(j)                                        7,495
   20,000  Easton, Massachusetts, GO, BAN, 4.25%
              due 10/20/2006                                             20,128
   12,000  Lawrence, Massachusetts, GO, BAN, 4.50%
              due 12/22/2006                                             12,090
    8,000  Massachusetts State Development Finance Agency,
              Revenue Bonds (Suffolk University), VRDN, Series A,
              3.21% due 7/01/2035 (j)(k)                                  8,000
           Massachusetts State, GO, Refunding, VRDN (j):
   29,625        FLOATS, Series 716D, 3.20% due 8/01/2018 (f)            29,625
    2,700        Series A, 3.14% due 9/01/2016                            2,700
           Massachusetts State, GO, VRDN (j):
   13,335        (Central Artery), Series A, 3.12%
                 due 12/01/2030                                          13,335
    5,000        (Consolidated Loan of 2006), Series B, 3.09%
                 due 3/01/2026                                            5,000
           Massachusetts State Heritage, CP:
   10,500        3.29% due 4/03/2006                                     10,500
   39,250        3.20% due 5/10/2006                                     39,250
   15,000  Pembroke, Massachusetts, GO, Refunding, BAN,
              4% due 8/03/2006                                           15,055

Michigan--3.9%

           Detroit, Michigan, City School District, VRDN (j):
    4,615        GO, Series A, 3.25% due 5/01/2029 (e)                    4,615
   48,450        MERLOTS, Series A113, 2.96% due 7/26/2006               48,450
    6,260  Detroit, Michigan, Sewage Disposal System Revenue
              Refunding Bonds, MERLOTS, VRDN, Series B-02,
              3.21% due 7/01/2028 (e)(j)                                  6,260
    9,755  Detroit, Michigan, Sewer Disposal Revenue
              Refunding Bonds, MSTR, VRDN, SGB 47-A,
              3.21% due 7/01/2028 (e)(j)                                  9,755
    8,200  Eagle Tax-Exempt Trust, Detroit, Michigan, City School
              District, GO, Refunding, VRDN, Series 2005-0072,
              Class A, 3.21% due 5/01/2032 (e)(j)                         8,200
    6,900  Eagle Tax-Exempt Trust, Grand Rapids Michigan,
              Sanitation Sewer System, VRDN, Series A, 3.21%
              due 1/01/2022 (b)(j)(m)                                     6,900
   20,000  Kent, Michigan, Hospital Finance Authority, Revenue
              Refunding Bonds (Spectrum Health), VRDN, Series A,
              3.16% due 1/15/2029 (b)(j)                                 20,000
   60,000  Michigan Municipal Bond Authority, Revenue
              Refunding Bonds, Series B-2, 4% due 8/18/2006              60,210



     Face
   Amount  Municipal Bonds                                             Value

Michigan (concluded)

 $ 25,000  Michigan State Building Authority, Multi-Modal
              Revenue Refunding Bonds (Facilities Program),
              VRDN, Series I, 3.17% due 10/15/2039 (j)               $   25,000
    4,265  Michigan State Building Authority, Revenue
              Refunding Bonds, ROCS, VRDN, Series II-R-2064,
              3.21% due 10/15/2021 (f)(j)                                 4,265
   71,000  Michigan State, GO, Series A, 4.50% due 9/29/2006             71,427
   42,900  Michigan State Hospital Finance Authority Revenue
              Bonds (Ascension Health), VRDN, Series B-1, 3.15%
              due 11/15/2033 (j)                                         42,900
           Michigan State Hospital Finance Authority, Revenue
              Refunding Bonds, VRDN (j):
   22,000        MERLOTS, Series K, 3.21% due 11/15/2023 (f)             22,000
   25,000        (Trinity Health Credit Group), Series E, 3.18%
                 due 12/01/2030 (a)                                      25,000
   15,515  University of Michigan, University Hospital Revenue
              Bonds, VRDN, Series B, 3.16% due 12/01/2025 (j)            15,515
    3,565  Whitmore Lake, Michigan, Public School District,
              GO, ROCS, VRDN, Series II-R-4515, 3.21%
              due 5/01/2023 (j)                                           3,565

Minnesota--1.5%

   29,750  City of Rochester, Minnesota, CP, 3.23%
              due 4/13/2006                                              29,750
   16,757  Duluth, Minnesota, EDA, Health Care Facilities
              Revenue Refunding Bonds, FLOATS, VRDN,
              Series 895, 3.20% due 2/15/2020 (a)(j)                     16,757
    4,990  Minneapolis and St. Paul, Minnesota, Metropolitan
              Airports Commission, Airport Revenue Refunding
              Bonds, PUTTERS, VRDN, AMT, Series 928, 3.24%
              due 1/01/2013 (a)(j)                                        4,990
   14,000  Minneapolis, Minnesota, Health Care System, Revenue
              Refunding Bonds (Fairview Health Services Project),
              VRDN, Series B, 3.18% due 11/15/2029 (a)(j)                14,000
    2,500  Minnesota Rural Water Finance Authority, Public
              Projects Construction Revenue Notes, 4.25%
              due 9/15/2006                                               2,513
           Minnesota State, CP:
   66,500        3.23% due 4/13/2006                                     66,500
    4,500        3.26% due 4/13/2006                                      4,500
    1,690  Minnesota State, GO, ROCS, VRDN, Series II-R-4065,
              3.21% due 8/01/2023 (j)                                     1,690

Mississippi--1.9%

    3,520  Mississippi Business Finance Corporation, Mississippi,
              Solid Waste Disposal Revenue Refunding Bonds
              (Mississippi Power Company Project), VRDN, AMT,
              3.17% due 5/01/2028 (j)                                     3,520
   29,649  Mississippi Development Bank, Special Obligation
              Revenue Bonds (Municipal Gas Authority of
              Mississippi--Natural Gas Supply Project), VRDN,
              3.19% due 7/01/2015 (j)                                    29,649
   12,500  Mississippi Home Corporation, Lease Purpose
              Revenue Bonds, VRDN, 3.32% due 10/01/2007 (j)              12,500
   95,330  Mississippi Home Corporation, S/F Revenue Bonds,
              FLOATS, VRDN, AMT, Series 1212, 3.30%
              due 12/01/2008 (j)                                         95,330
   25,900  Mississippi Hospital Equipment and Facilities Authority
              Revenue Bonds (Mississippi Baptist Medical Center),
              VRDN, 3.20% due 7/01/2012 (j)                              25,900
    7,000  Mississippi State, Capital Improvement, GO, VRDN,
              3.17% due 9/01/2025 (j)                                     7,000



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

     Face
   Amount  Municipal Bonds                                             Value

Mississippi (concluded)

 $  5,450  University of Mississippi Educational Building
              Corporation Revenue Bonds (The University
              of Mississippi Medical Center Pediatric and
              Research Facilities Project), VRDN, 3.18%
              due 6/01/2034 (a)(j)                                  $     5,450

Missouri--0.3%

    6,305  Kansas City, Missouri, Municipal Assistance
              Corporation Revenue Bonds, FLOATS, VRDN,
              Series Z-15, 3.24% due 11/12/2025 (a)(j)                    6,305
    9,500  Missouri-Illinois Bi-State Development Agency,
              Subordinate Mass Transit Revenue Bonds (Metrolink
              Cross County Extension Project), VRDN, Series A,
              3.20% due 10/01/2035 (j)                                    9,500
    5,400  Missouri State Health and Educational Facilities
              Authority, Health Facilities Revenue Bonds
              (BJC Health System), VRDN, Series B, 3.12%
              due 5/15/2034 (j)                                           5,400
    3,340  Missouri State Housing Development Commission,
              S/F Mortgage Revenue Refunding Bonds,VRDN,
              Series A, 4.514% due 5/15/2006 (j)                          3,340

Nebraska--1.8%

           American Public Energy Agency, Nebraska, Gas
              Supply Revenue Bonds, VRDN (j):
   72,200        (National Public Gas Agency Project), Series B,
                 3.19% due 2/01/2014                                     72,200
   20,000        Series A, 3.19% due 12/01/2015                          20,000
    2,000  Eagle Tax-Exempt Trust, Nebraska Public Power District
              Revenue Bonds, VRDN, Series 1016, Class A, 3.21%
              due 1/01/2035 (a)(j)                                        2,000
    6,000  Eclipse Funding Trust, Solar Eclipse Certificates,
              Omaha, Nebraska, Public Power District Revenue
              Bonds, VRDN, Series 2006-0025, 3.20%
              due 2/01/2036 (a)(j)                                        6,000
    4,365  Municipal Energy Agency of Nebraska, Power
              Supply System Revenue Bonds, ROCS, VRDN,
              Series II-R-2051, 3.21% due 4/01/2022 (e)(j)                4,365
    3,935  Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, VRDN,
              AMT, Series II-R-205, 3.25% due 6/01/2013 (f)(j)            3,935
   36,000  Nebraska Public Power District, CP, 3.22%
              due 5/02/2006                                              36,000
    4,995  Nebraska Public Power District, Revenue Refunding
              Bonds, ROCS, VRDN, Series II-R-209, 3.21%
              due 1/01/2012 (f)(j)                                        4,995
   20,500  Omaha, Nebraska, Public Power District, CP, 3.22%
              due 5/02/2006                                              20,500

Nevada--0.8%

   29,185  ABN AMRO MuniTops Certificates Trust, Clark County,
              Nevada, Airport Revenue Bonds, VRDN, Series
              1999-15, 3.20% due 1/02/2008 (f)(j)                        29,185
    5,700  Clark County, Nevada, Airport System Subordinate
              Lien Revenue Refunding Bonds, VRDN, Series C,
              3.17% due 7/01/2029 (b)(j)                                  5,700
   10,000  Clark County, Nevada, CP, 3.15% due 5/19/2006                 10,000
    2,495  Clark County, Nevada, IDR, Refunding,
              PUTTERS, VRDN, AMT, Series 722, 3.24%
              due 12/01/2012 (b)(j)                                       2,495
    9,035  Las Vegas Valley, Nevada, Water District, GO,
              Refunding, MERLOTS, VRDN, Series B 10, 3.21%
              due 6/01/2024 (f)(j)                                        9,035



     Face
   Amount  Municipal Bonds                                             Value

Nevada (concluded)

 $  6,500  Nevada Housing Division Revenue Bonds
              (Multi-Unit Housing--Mesquite), VRDN, AMT,
              Series B, 3.35% due 5/01/2028 (j)                      $    6,500
    5,850  Nevada State Department of Business and
              Industry, Solid Waste Disposal Revenue Bonds
              (Republic Services Inc. Project), VRDN, AMT,
              3.52% due 12/01/2034 (j)                                    5,850
    7,240  Washoe County, Nevada, School District, GO,
              ROCS, VRDN, Series II-R-2012, 3.21%
              due 6/01/2020 (b)(j)                                        7,240

New Hampshire--1.6%

   43,100  New Hampshire Health and Educational Facilities
              Authority, Revenue Refunding Bonds (Dartmouth
              Hitchcock Obligation), VRDN, Series A, 3.16%
              due 8/01/2031 (e)(j)                                       43,100
           New Hampshire Higher Educational and Health
              Facilities Authority, Revenue Refunding Bonds,
              FLOATS, VRDN (b)(j):
    5,139        Series 772, 3.20% due 1/01/2017                          5,138
   10,120        Series 866, 3.19% due 8/15/2021                         10,120
    7,415  New Hampshire State Business Finance Authority,
              Resource Recovery Revenue Refunding Bonds
              (Wheelabrator), VRDN, Series A, 3.19%
              due 1/01/2018 (j)                                           7,415
           New Hampshire State Business Fund, CP:
   20,000        3.30% due 5/01/2006                                     20,000
   50,600        3.23% due 5/03/2006                                     50,600
           Strafford County, New Hampshire, GO, TAN:
    4,650        4% due 12/28/2006                                        4,672
   10,500        4.50% due 12/28/2006                                    10,587

New Jersey--1.4%

   16,754  East Brunswick Township, New Jersey, GO, BAN,
              4.25% due 1/05/2007                                        16,867
   16,735  Hudson County, New Jersey, Improvement Authority
              Revenue Bonds (Essential Purpose Pooled
              Government), VRDN, 3.10% due 7/15/2026 (j)                 16,735
   14,740  New Jersey EDA, Revenue Bonds (Presbyterian Homes),
              VRDN, Series B, 3.17% due 12/01/2032 (j)                   14,740
    8,370  New Jersey Health Care Facilities Financing Authority
              Revenue Bonds, FLOATS, VRDN, Series 702, 3.21%
              due 7/01/2014 (f)(j)                                        8,369
   25,000  New Jersey State, TRAN, Series A, 4% due 6/23/2006            25,041
           New Jersey State Turnpike Authority, Turnpike Revenue
              Bonds, VRDN (e)(j):
   20,050        Series C-1, 3.14% due 1/01/2024                         20,050
   35,595        Series C-2, 3.14% due 1/01/2024                         35,595

New Mexico--0.7%

    7,370  New Mexico Finance Authority, Revenue Refunding
              Bonds, ROCS, VRDN, Series II-R-7509, 3.21%
              due 6/15/2023 (a)(j)                                        7,370
   48,320  New Mexico Mortgage Finance Authority, S/F
              Mortgage Program Revenue Bonds, VRDN, AMT,
              4.829% due 6/01/2006 (j)                                   48,320
   15,000  New Mexico State, Severance Tax Refunding Bonds,
              Series A, 5% due 7/01/2006                                 15,075



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

New York--7.1%

 $ 86,105  Albany, New York, City School District, GO, BAN,
              Series B, 4% due 6/30/2006                             $   86,377
    6,000  Chautauqua County, New York, GO, TAN, 4%
              due 7/28/2006                                               6,022
   24,000  Commack, New York, Union Free School District,
              GO, Refunding, BAN, 4.25% due 11/17/2006                   24,162
   24,700  Eagle Tax-Exempt Trust, New York State Dormitory
              Authority (Memorial Sloan), VRDN, Series 98,
              Class 3202, 3.20% due 7/01/2023 (j)                        24,700
   14,850  Eagle Tax-Exempt Trust, New York State Dormitory
              Authority, Revenue Refunding Bonds,
              VRDN, Series 2006-0003, Class A, 3.20%
              due 3/15/2030 (a)(j)                                       14,850
   30,000  Erie County, New York, GO, RAN, 3.75%
              due 7/13/2006                                              30,040
   20,000  Metropolitan Transportation Authority, New York,
              CP, 3.50% due 6/28/2006                                    20,000
   69,200  Metropolitan Transportation Authority, New York,
              Dedicated Tax Fund, Revenue Refunding Bonds,
              VRDN, Series B, 3.13% due 11/01/2022 (e)(j)                69,200
    4,000  Mineola, New York, Union Free School District, GO,
              TAN, 4% due 6/30/2006                                       4,012
    8,000  Monticello, New York, Central School District, GO,
              BAN, 4% due 7/28/2006                                       8,028
   13,995  Municipal Securities Trust Certificates Revenue Bonds,
              New York City, New York, City Transitional Finance
              Authority, VRDN, Series 2002-202, Class A, 3.20%
              due 10/21/2010 (b)(j)(m)                                   13,995
   24,000  New York City, New York, City IDA, Liberty Revenue
              Bonds (One Bryant Park LLC Project), VRDN, Series A,
              3.20% due 11/01/2039 (j)                                   24,000
   15,000  New York City, New York, City Municipal Water
              Finance Authority, CP, 3.45% due 6/01/2006                 15,000
   21,500  New York City, New York, City Municipal Water
              Finance Authority, Water and Sewer System Revenue
              Refunding Bonds, MSTR, VRDN, Series SGB-27,
              3.20% due 6/15/2024 (e)(j)                                 21,500
   21,755  New York City, New York, City Municipal Water
              Finance Authority, Water and Sewer System,
              Second General Resolution Revenue Refunding
              Bonds, VRDN, Series AA-1, 3.11% due 6/15/2032 (j)          21,755
   15,000  New York City, New York, City Transitional Finance
              Authority Revenue Bonds (New York City Recovery),
              VRDN, Series 3, Sub-Series 3G, 3.12%
              due 11/01/2022 (j)                                         15,000
   11,500  New York City, New York, City Transitional Finance
              Authority, Special Tax Revenue Refunding Bonds,
              VRDN, Series C, 3.12% due 2/01/2032 (j)                    11,500
   25,000  New York City, New York, GO, ROCS, VRDN,
              Series II-R-251A, 3.56% due 7/13/2006 (j)                  25,000
   30,770  New York City, New York, Trust for Cultural Resources,
              Revenue Bonds (Manhattan School of Music), VRDN,
              3.17% due 10/01/2029 (h)(j)                                30,770
   21,070  New York State Dormitory Authority, Revenue
              Refunding Bonds, MERLOTS, VRDN, Series A-09,
              2.78% due 5/15/2031 (a)(j)                                 21,070
    6,500  New York State, HFA, Service Contract Revenue
              Refunding Bonds, VRDN, Series G, 3.16%
              due 3/15/2028 (j)                                           6,500



     Face
   Amount  Municipal Bonds                                             Value

New York (concluded)

 $ 18,200  New York State Local Government Assistance
              Corporation Revenue Bonds, VRDN, Series B,
              3.10% due 4/01/2025 (j)                                $   18,200
    6,500  New York State Local Government Assistance
              Corporation, Revenue Refunding Bonds, Sub-Lien,
              VRDN, Series 3V, 3.14% due 4/01/2024 (b)(j)                 6,500
   60,000  Suffolk County, New York, GO, TAN, Series I, 4.25%
              due 8/16/2006                                              60,232
           Triborough Bridge and Tunnel Authority, New York,
              General Purpose Revenue Bonds, VRDN (j):
   47,100        Series A, 3.14% due 11/01/2035                          47,100
   18,985        Series B, 3.17% due 1/01/2033                           18,985
           Triborough Bridge and Tunnel Authority, New York,
              Special Obligation Revenue Refunding Bonds,
              VRDN (e)(j):
    5,300        Series C, 3.15% due 1/01/2031                            5,300
   20,280        Series D, 3.15% due 1/01/2031                           20,280
    7,000  William Floyd Union Free School District,
              Mastics-Moriches-Shirley, GO, BAN, 3.75%
              due 6/27/2006                                               7,017

North Carolina--2.1%

   38,500  Chapel Hill University, North Carolina, Hospital
              Revenue Refunding Bonds, VRDN, Series B, 3.12%
              due 2/15/2031 (j)                                          38,500
   19,995  Municipal Securities Trust Certificates, North Carolina
              Eastern Municipal Power Agency, GO, Refunding,
              VRDN, Series 2002-201, Class A, 3.21%
              due 4/12/2017 (j)                                          19,995
    8,165  North Carolina Eastern Municipal Power Agency,
              Power System Revenue Bonds, MERLOTS, VRDN,
              Series A22, 3.21% due 1/01/2024 (j)                         8,165
   49,500  North Carolina Medical Care Commission, Health Care
              Facilities Revenue Bonds (Novant Health Group),
              VRDN, Series A, 3.18% due 11/01/2034 (j)                   49,500
   38,525  North Carolina Medical Care Commission, Health Care
              Facilities, Revenue Refunding Bonds (University
              Health Systems of Eastern Carolina), VRDN, Series C1,
              3.17% due 12/01/2036 (a)(j)                                38,525
           North Carolina Medical Care Commission, Hospital
           Revenue Bonds, VRDN (j):
   32,550        (Moses H. Cone Memorial Health System), Series A,
                 3.16% due 10/01/2035                                    32,550
    3,000        (Moses H. Cone Memorial Health System), Series B,
                 3.16% due 10/01/2035                                     3,000
    4,100        (Pooled Equipment Financing Project), ACES,
                 3.25% due 12/01/2025 (f)                                 4,100
    4,500  North Carolina State, GO, MERLOTS, VRDN, Series A23,
              3.21% due 3/01/2027 (j)                                     4,500
    3,500  Wake County, North Carolina, Industrial Facilities and
              Pollution Control Financing Authority Revenue Bonds
              (Solid Waste Disposal--Highway 55), VRDN, AMT,
              3.28% due 9/01/2013 (j)                                     3,500

Ohio--1.6%

   12,425  Dublin, Ohio, City School District, School Construction,
              GO, Refunding, BAN, 4.25% due 11/16/2006                   12,481
    4,000  Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School
              District, GO, VRDN, Series 2004-34, Class A, 3.21%
              due 12/01/2031 (e)(j)                                       4,000
   22,275  Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN,
              Series 98, Class 3503, 3.21% due 2/15/2026 (j)             22,275



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

Ohio (concluded)

 $  6,000  Greene County, Ohio, GO, BAN, 4.50%
              due 12/14/2006                                         $    6,045
   28,000  Hamilton County, Ohio, Health Care Facilities
              Revenue Bonds (Twin Towers and Twin Lakes),
              VRDN, Series A, 3.19% due 7/01/2023 (j)                    28,000
    9,000  Hamilton County, Ohio, Student Housing
              Revenue Bonds (Block 3 Community Urban
              Redevelopment Corporation Project), VRDN,
              3.21% due 8/01/2036 (j)                                     9,000
   14,500  Marysville, Ohio, Wastewater Treatment System
              Revenue Bonds, BAN, 4.50% due 12/21/2006                   14,614
    3,500  Montgomery County, Ohio, Revenue Refunding
              Bonds (Miami Valley Hospital), VRDN, Series A,
              3.12% due 11/15/2022 (j)                                    3,500
    2,370  Municipal Securities Trust Certificates, Princeton,
              Ohio, City School District, GO, VRDN, Series
              SGB 50-A, 3.21% due 12/01/2030 (f)(j)                       2,370
           Ohio State Air Quality Development Authority,
              Revenue Refunding Bonds (Cincinnati Gas and
              Electric), VRDN (j):
    7,900        Series A, 3.28% due 9/01/2030                            7,900
   16,300        Series B, 3.39% due 9/01/2030                           16,300
   23,955  Ohio State, GO, Common Schools, VRDN, Series A,
              3.17% due 3/15/2025 (j)                                    23,955
    2,500  Ohio State Solid Waste Revenue Bonds (Republic
              Services, Inc. Project), VRDN, AMT, 3.45%
              due 11/01/2035 (j)                                          2,500
    3,000  Shaker Heights, Ohio, GO, BAN, 4.50%
              due 12/08/2006                                              3,022

Oklahoma--1.0%

    1,630  Cleveland County, Oklahoma, Development Authority,
              Family Mortgage Revenue Refunding Bonds, VRDN,
              4.26% due 5/25/2006 (j)                                     1,630
    3,300  Cleveland County, Oklahoma, Home Loan Authority,
              S/F Mortgage Revenue Refunding Bonds, VRDN,
              Series A, 3.01% due 4/25/2006 (j)                           3,300
           Comanche County, Oklahoma, Home Finance Authority,
              S/F Mortgage Revenue Bonds, VRDN, Series A (j):
   16,293        4.613% due 4/03/2006                                    16,293
    3,584        3.42% due 5/01/2006                                      3,584
   36,333  Oklahoma County, Oklahoma, HFA, S/F Mortgage
              Revenue Bonds, VRDN, Series A, 4.856%
              due 5/01/2006 (j)                                          36,333
           Oklahoma State Development Finance Authority
              Revenue Bonds (ConocoPhillips Company Project),
              VRDN, AMT (j):
    7,500        3.45% due 12/01/2006                                     7,500
    2,500        Series B, 3.36% due 8/01/2037                            2,500
    8,623  Oklahoma State, HFA, S/F Mortgage Revenue Bonds,
              VRDN, AMT, 4.10% due 8/31/2006 (j)                          8,623
   10,465  Oklahoma State Industries Authority, Revenue
              Refunding Bonds (Integris Baptist), VRDN, Series B,
              3.12% due 8/15/2029 (f)(j)                                 10,465
    2,870  Tulsa County, Oklahoma, Home Finance Authority,
              S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
              Series 1068, 3.24% due 12/01/2038 (j)                       2,870

Oregon--0.1%

   11,730  ABN AMRO MuniTops Certificates Trust, Portland,
              Oregon, GO, VRDN, Series 2001-4, 3.21%
              due 6/01/2009 (f)(j)                                       11,730



     Face
   Amount  Municipal Bonds                                             Value

Pennsylvania--3.2%

 $ 37,320  Allegheny County, Pennsylvania, GO, Refunding,
              VRDN, Series C-50, 3.22% due 5/01/2027 (j)             $   37,320
           Allegheny County, Pennsylvania, Hospital
           Development Authority Revenue Bonds, VRDN (j):
   27,490        PUTTERS, Series 1281, 3.21% due 1/15/2011 (b)           27,490
    7,500        (University of Pittsburgh Medical Center),
                 Series B-1, 3.29% due 12/01/2016                         7,500
    7,800  Arkansas State Development Finance Authority,
              M/F Housing Revenue Bonds (Chapelridge
              Benton Project), VRDN, AMT, Series C, 3.25%
              due 6/01/2032 (j)                                           7,800
    2,500  Butler County, Pennsylvania, IDA, IDR, Refunding
              (Wetterau Finance Co. Project), VRDN, 3.21%
              due 12/01/2014 (j)                                          2,500
   19,850  Delaware Valley, Pennsylvania, Regional Finance
              Authority, Local Government Revenue Bonds,
              VRDN, Series D, 3.18% due 12/01/2020 (j)                   19,850
           Emmaus, Pennsylvania, General Authority Revenue
              Bonds, VRDN, Series A (j):
   11,925        3.20% due 3/01/2024                                     11,925
   13,200        (Pennsylvania Loan Program), 3.20%
                 due 3/01/2030 (e)                                       13,200
    9,897  Erie County, Pennsylvania, Hospital Authority Revenue
              Bonds, FLOATS, VRDN, Series 820, 3.20%
              due 7/01/2022 (f)(j)                                        9,897
   12,000  Geisinger Health System, Pennsylvania, Revenue
              Refunding Bonds, VRDN, Series B, 3.12%
              due 8/01/2022 (j)                                          12,000
   12,000  Lackawanna County, Pennsylvania, GO, MSTR, VRDN,
              Series SGB-38, 3.21% due 9/15/2020 (j)                     12,000
    4,995  Mount Lebanon, Pennsylvania, School District,
              GO, MERLOTS, VRDN, Series B19, 3.21%
              due 2/15/2027 (f)(j)                                        4,995
    6,700  Pennsylvania Economic Development Financing
              Authority, Wastewater Treatment Revenue Refunding
              Bonds (Sunoco Inc.--R & M Project), VRDN, AMT,
              Series B, 3.37% due 10/01/2034 (j)                          6,700
    8,290  Pennsylvania State Turnpike Commission, Turnpike
              Revenue Refunding Bonds, VRDN, Series B, 3.17%
              due 12/01/2012 (j)                                          8,290
    5,000  Philadelphia, Pennsylvania, Gas Works Revenue
              Refunding Bonds, VRDN, Series 6, 3.17%
              due 8/01/2031 (e)(j)                                        5,000
           Philadelphia, Pennsylvania, Water and Wastewater
              Revenue Refunding Bonds, VRDN (e)(j):
   72,765        3.17% due 6/15/2023                                     72,765
   15,000        Series B, 3.16% due 8/01/2018                           15,000
   28,800  Southcentral General Authority, Pennsylvania,
              Revenue Refunding Bonds (Wellspan
              Health--York Hospital), VRDN, Series A,
              3.16% due 6/07/2023 (a)(j)                                 28,800

Rhode Island--0.6%

   12,500  Lincoln, Rhode Island, GO, BAN, 4.25%
              due 8/01/2006                                              12,551
           Rhode Island State and Providence Plantations, GO,
              FLOATS, VRDN (j):
   26,035        Series 568, 3.20% due 9/01/2017 (f)                     26,035
   15,940        Series 720, 3.20% due 11/01/2022 (b)                    15,940



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

South Carolina--1.2%

 $ 12,195  ABN AMRO MuniTops Certificates Trust, Lexington
              County, South Carolina, GO, VRDN, Series 2001-37,
              3.21% due 2/01/2010 (b)(j)                             $   12,195
    2,625  Charleston Educational Excellence Financing
              Corporation, South Carolina, ROCS, VRDN,
              Series II-R-515, 3.20% due 12/01/2030 (j)(k)                2,625
   11,500  Eagle Tax-Exempt Trust, South Carolina State
              Public Service Authority Revenue Bonds,
              VRDN, Series 2006-0007, Class A, 3.21%
              due 1/01/2036 (f)(j)                                       11,500
    9,500  Eagle Tax-Exempt Trust, South Carolina State Public
              Service Authority, Revenue Refunding Bonds, VRDN,
              Series 2006-0019, Class A, 3.21%
              due 1/01/2039 (f)(j)                                        9,500
    6,380  Florence County, South Carolina, Solid Waste
              Disposal and Wastewater Treatment Revenue
              Bonds (Roche Carolina Inc. Project), VRDN, AMT,
              3.18% due 4/01/2027 (j)                                     6,380
           Greenville Hospital System, South Carolina,
              Hospital Facilities Revenue Bonds, VRDN (a)(j):
   23,700        Series A, 3.16% due 5/01/2035                           23,700
   22,750        Series B, 3.16% due 5/01/2035                           22,750
    8,035  Medical University Hospital Authority, South Carolina,
              Hospital Facilities, Revenue Refunding Bonds,
              VRDN, Series A-5, 3.22% due 8/15/2027 (f)(j)(l)             8,035
    2,100  South Carolina Housing Finance and Development
              Authority, Mortgage Revenue Bonds, ROCS, VRDN,
              AMT, Series II-R-398, 3.25% due 7/01/2034 (e)(j)            2,100
    6,250  South Carolina Jobs EDA, EDR (Holcim (US) Inc.
              Project), VRDN, AMT, 3.34% due 12/01/2033 (j)               6,250
   12,500  South Carolina Transportation Infrastructure Bank
              Revenue Bonds, FLOATS, VRDN, Series 728, 3.20%
              due 10/01/2022 (a)(j)                                      12,500

Tennessee--4.7%

    3,100  Blount County, Tennessee, Public Building Authority,
              Local Government Public Improvement Revenue
              Bonds, VRDN, Series D1F, 3.19% due 6/01/2030 (a)(j)         3,100
           Clarksville, Tennessee, Public Building Authority
              Revenue Bonds, Pooled Financing (Tennessee
              Municipal Bond Fund), VRDN (j):
   34,300        3.18% due 11/01/2027                                    34,300
   62,025        3.18% due 6/01/2029                                     62,025
   21,400        3.12% due 7/01/2034                                     21,400
    9,200        3.12% due 11/01/2035                                     9,200
    1,460  Jackson, Tennessee, Health, Educational and Housing
              Facilities Board, M/F Housing Revenue Bonds
              (Villages at Old Hickory Project), VRDN, AMT,
              3.58% due 12/01/2006 (j)                                    1,460
    8,100  Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley
              Manufacturing Company Project), VRDN, 3.18%
              due 6/01/2023 (j)                                           8,100
    6,450  Memphis, Tennessee, Health, Educational and
              Housing Facility Board, M/F Housing Revenue
              Bonds (Chickasaw Place Apartments), VRDN, AMT,
              3.27% due 6/01/2033 (j)                                     6,450
    6,020  Memphis, Tennessee, Health, Educational and Housing
              Facility Board Revenue Bonds (Not-for-Profit M/F
              Program), VRDN, 3.33% due 8/01/2032 (j)                     6,020



     Face
   Amount  Municipal Bonds                                             Value

Tennessee (concluded)

           Montgomery County, Tennessee, Public Building
              Authority, Pooled Financing Revenue Bonds,
              VRDN (j):
 $  2,980        (Montgomery County Loan Pool), 3.18%
                 due 7/01/2019                                       $    2,980
   16,350        (Tennessee County Loan Pool), 3.12%
                 due 4/01/2032                                           16,350
    9,550        (Tennessee County Loan Pool), 3.12%
                 due 7/01/2034                                            9,550
           Sevier County, Tennessee, Public Building Authority,
              Local Government Public Improvement Revenue
              Bonds, VRDN (j):
    7,100        Series II-A-1, 3.19% due 6/01/2024 (a)                   7,100
   10,000        Series III-D-2, 3.19% due 6/01/2017 (a)                 10,000
    4,165        Series III-D-6, 3.19% due 6/01/2020 (a)                  4,165
   18,900        Series III-E-1, 3.19% due 6/01/2025                     18,900
   10,000        Series III-E-4, 3.19% due 6/01/2025 (a)                 10,000
    6,030        Series IV-A-4, 3.12% due 6/01/2020 (e)                   6,030
    6,500        Series IV-F-2, 3.12% due 6/01/2020 (a)                   6,500
   17,500        Series VI-A-1, 3.11% due 6/01/2029                      17,500
    6,700        Series VI-B-1, 3.12% due 6/01/2024                       6,700
   16,000        Series VI-C-1, 3.12% due 6/01/2034 (a)                  16,000
   10,000        Series VI-C-2, 3.12% due 6/01/2039 (a)                  10,000
   10,000        Series VI-D-2, 3.12% due 6/01/2024 (a)                  10,000
    7,400        Series VI-E-1, 3.12% due 6/01/2020 (a)                   7,400
    5,850        Series VI-F-3, 3.12% due 6/01/2030 (i)                   5,850
    4,135  Sevier County, Tennessee, Public Building Authority,
              Local Government Public Improvement, Revenue
              Refunding Bonds, VRDN, Series II-E-2, 3.19%
              due 6/01/2021 (a)(j)                                        4,135
           Shelby County, Tennessee, CP:
   12,250        3.25% due 5/04/2006                                     12,250
    4,750        3.24% due 5/05/2006                                      4,750
    4,595  Shelby County, Tennessee, GO, Refunding, ROCS,
              VRDN, Series II-R-3023, 3.21% due 4/01/2020 (f)(j)          4,595
   38,290  The Tennergy Corporation, Tennessee, Gas Revenue
              Bonds, PUTTERS, VRDN, Series 1258Q, 3.23%
              due 11/01/2013 (j)                                         38,290
           Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN,
              AMT, Series CN-1 (j):
   14,020        4.189% due 8/10/2006                                    14,020
   15,225        4.476% due 8/10/2006                                    15,225
   34,600  Tennessee State Local Development Authority, Revenue
              Bonds (Student Loan Program), BAN, Series A, 4%
              due 5/25/2006                                              34,663

Texas--12.5%

   15,750  ABN AMRO MuniTops Certificates Trust, Houston,
              Texas, Airport Revenue Bonds, VRDN, AMT, Series
              1998-15, 3.27% due 7/05/2006 (b)(j)                        15,750
   13,500  ABN AMRO MuniTops Certificates Trust, San Antonio,
              Texas, Electric and Gas Revenue Bonds, VRDN,
              Series 1998-22, 3.22% due 1/03/2007 (f)(j)(m)              13,500
   29,950  ABN AMRO MuniTops Certificates Trust, San Antonio,
              Texas, Independent School District, VRDN, Series
              1999-10, 3.20% due 3/07/2007 (j)                           29,950
    9,030  ABN AMRO MuniTops Certificates Trust, Texas
              Permanent School Fund, Independent School District,
              GO, VRDN, Series 2001-8, 3.22% due 2/15/2007 (j)            9,030
    9,075  Alamo Heights, Texas Independent School District, GO,
              PUTTERS, VRDN, Series 980, 3.21% due 2/01/2012 (j)          9,075
   24,000  Austin, Texas, Utility System, CP, 3.26% due 5/05/2006        24,000



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

Texas (continued)

 $  4,495  Austin, Texas, Water and Wastewater System, Revenue
              Refunding Bonds, ROCS, VRDN, Series II-R-6029,
              3.21% due 11/15/2024 (a)(j)                            $    4,495
           Bell County, Texas, Health Facilities Development
              Corporation, Hospital Revenue Bonds (Scott &
              White Memorial Hospital), VRDN (f)(j):
   22,315        Series 2001-1, 3.12% due 8/15/2031                      22,315
    9,900        Series 2001-2, 3.12% due 8/15/2031                       9,900
   10,000  Brazos River Authority, Texas, Harbor Navigational
              District, Brazoria County Revenue Bonds
              (BASF Corp.), VRDN, AMT, 3.25% due 4/01/2032 (j)           10,000
           Brazos River Harbor Navigation District, Texas,
              Brazoria County Environmental Revenue Bonds
              (Dow Chemical Company), VRDN (j):
    4,200        Series A-2, 3.29% due 5/15/2033                          4,200
    2,400        Series B-1, 3.23% due 5/15/2033                          2,400
   25,000  Brazos River, Texas, Harbor Industrial Development
              Corporation Revenue Bonds (BASF Corporation
              Project), VRDN, AMT, 3.25% due 5/01/2038 (j)               25,000
    1,995  Brownsville, Texas, Utility System Revenue Refunding
              Bonds, ROCS, VRDN, Series II-R-4074, 3.21%
              due 9/01/2024 (a)(j)                                        1,995
    5,340  Central Texas Housing Finance Corporation, VRDN,
              4.809% due 7/03/2006 (j)                                    5,340
    7,315  Corpus Christi, Texas, Business and Job Development
              Corporation, Sales Tax Revenue Refunding
              Bonds, ROCS, VRDN, Series II-R-2001, 3.21%
              due 9/01/2017 (a)(j)                                        7,315
    3,720  Corpus Christi, Texas, Utility System Revenue
              Refunding Bonds, ROCS, VRDN, Series II-R-2149,
              3.21% due 7/15/2024 (e)(j)                                  3,720
           Dallas-Fort Worth, Texas, International Airport
              Revenue Bonds, VRDN, AMT (j):
    4,407        FLOATS, Series 824, 3.24% due 11/01/2015 (a)             4,407
    7,140        PUTTERS, Series 350, 3.24% due 5/01/2011 (f)             7,140
    2,500        PUTTERS, Series 351, 3.24% due 5/01/2008 (e)             2,500
    4,995        PUTTERS, Series 385, 3.24% due 5/01/2008 (b)             4,995
    3,000        ROCS, Series II-R-268, 3.25% due 11/01/2033 (f)          3,000
    3,425  Dallas-Fort Worth, Texas, International Airport Revenue
              Refunding Bonds, PUTTERS, VRDN, AMT, Series 1019,
              3.24% due 5/01/2010 (b)(j)                                  3,425
           Dallas-Fort Worth, Texas, Regional Airport Revenue
              Bonds, MSTR, VRDN, AMT (f)(j):
   25,300        Series SGB-49, 3.19% due 11/01/2023                     25,300
    9,495        Series SGB-52, 3.25% due 11/01/2017                      9,495
           Dallas-Fort Worth, Texas, Regional Airport Revenue
              Refunding Bonds, MSTR, VRDN (j):
   23,885        AMT, Series SGB-46, 3.25% due 11/01/2020 (f)            23,885
    6,600        Series SGB-52, 3.21% due 11/01/2015 (b)                  6,600
           Dallas, Texas, Area Rapid Transit, CP:
   10,000        3.34% due 5/01/2006                                     10,000
   30,195        3.30% due 5/09/2006                                     30,195
    2,830  Dallas, Texas, Area Rapid Transit Revenue Refunding
              Bonds, ROCS, Series II-R-2078, 3.21%
              due 12/01/2022 (a)(j)                                       2,830
    2,500  Denton, Texas, Independent School District, GO,
              VRDN, Series 2005-A, 3.23% due 8/01/2035 (j)                2,500
    8,435  Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas,
              International Airport Revenue Bonds, AMT,
              VRDN, Series 2003-0020, Class A, 3.24%
              due 11/01/2032 (a)(j)                                       8,435
    6,000  Eagle Tax-Exempt Trust, Dallas, Texas, VRDN,
              Series 01, Class 4310, 3.21% due 12/01/2026 (a)(j)          6,000



     Face
   Amount  Municipal Bonds                                             Value

Texas (continued)

 $  4,915  Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN,
              Series 01, Class 4311, 3.20% due 8/15/2026 (j)         $    4,915
   14,500  Eagle Tax-Exempt Trust, San Antonio, Texas, Water
              Revenue Refunding Bonds, VRDN, Series
              2006-0005, Class A, 3.21% due 5/15/2040 (f)(j)             14,500
    4,500  Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A,
              3.21% due 3/01/2032 (f)(j)                                  4,500
    5,300  Grapevine, Texas, Industrial Development Corporation,
              Airport Revenue Refunding Bonds (Southern Air
              Transport), VRDN, 3.22% due 3/01/2010 (j)                   5,300
   19,000  Gulf Coast Waste Disposal Authority, Texas,
              Environmental Facilities Revenue Bonds (American
              Aeryl LP Project), VRDN, AMT, 3.25%
              due 5/01/2038 (j)                                          19,000
           Gulf Coast Waste Disposal Authority, Texas, Revenue
              Bonds, VRDN, AMT (j):
    2,200        (Air Products Project), 3.26% due 12/01/2039             2,200
    2,500        (Waste Management Inc.), Series A, 3.23%
                 due 4/01/2019                                            2,500
   10,470  Harris County-Houston, Texas, Sports Authority, Special
              Revenue Refunding Bonds, TOCS, VRDN, Series Z-3,
              3.24% due 11/15/2025 (f)(j)                                10,470
           Harris County, Texas, Health Facilities Development
              Corporation, Revenue Refunding Bonds, VRDN (j):
   37,950        (Methodist Hospital), Series B, 3.11%
                 due 12/01/2032                                          37,950
   14,000        (Saint Luke's Episcopal Hospital), Series A, 3.22%
                 due 2/15/2032 (b)                                       14,000
    5,340  Harris County, Texas, Health Facilities Development
              Corporation, Special Facilities Revenue Bonds
              (Texas Medical Center Project), VRDN, Series B,
              3.12% due 5/15/2029 (e)(j)                                  5,340
   31,350  Harris County, Texas, Industrial Development
              Corporation, Solid Waste Disposal Revenue Bonds
              (Deer Park Limited Partnership), VRDN, AMT, 3.20%
              due 2/01/2023 (j)                                          31,350
   10,245  Harris County, Texas, Revenue Refunding Bonds, ROCS,
              VRDN, Series II-R-1030, 3.21% due 8/15/2017 (e)(j)         10,245
   15,000  Houston, Texas, CP, 3.30% due 5/01/2006                       15,000
   41,000  Houston, Texas, Independent School District, GO,
              VRDN, 2.77% due 6/14/2006 (j)                              41,000
           Houston, Texas, Utility System Revenue Refunding
              Bonds, VRDN (e)(j):
    5,355        ROCS, Series II-R-4063, 3.21% due 5/15/2021              5,355
    6,000        TOCS, Series A, 3.21% due 5/25/2012                      6,000
    7,785  Houston, Texas, Water and Sewer System Revenue
              Bonds, MERLOTS, VRDN, Series A-128, 3.21%
              due 12/01/2029 (f)(j)                                       7,785
    3,355  Irving, Texas, Independent School District, GO,
              Refunding, ROCS, VRDN, Series II-R-2028, 3.21%
              due 2/15/2022 (j)                                           3,355
    4,975  Lewisville, Texas, Independent School District, GO,
              Refunding, PUTTERS, VRDN, Series 701, 3.21%
              due 8/15/2010 (b)(j)                                        4,975
   10,395  Municipal Securities Trust Certificates, Austin, Texas,
              Water Revenue Refunding Bonds, VRDN, Series
              2001-134, Class A, 3.23% due 5/15/2010 (e)(j)              10,395
    8,620  Municipal Securities Trust Certificates, Houston, Texas,
              Independent School District, GO, Refunding, VRDN,
              Series 233, Class A, 3.30% due 1/09/2014 (j)                8,620
    4,840  Municipal Securities Trust Certificates, Texas,
              VRDN, Series 2005-240, Class A, 3.30%
              due 11/06/2024 (a)(j)                                       4,840



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

Texas (continued)

 $    567  Nortex Housing Finance Corporation, Texas, S/F
              Mortgage Revenue Bonds, VRDN, Series A,
              3.28% due 6/01/2036 (j)                                 $     567
           North Central Texas, CP:
   20,000        3.20% due 5/05/2006                                     20,000
   32,000        3.24% due 6/01/2006                                     32,000
   17,335  Port Arthur, Texas, Navigation District, Environmental
              Facilities Revenue Refunding Bonds (Motiva
              Enterprises Project), VRDN, AMT, 3.32%
              due 12/01/2027 (j)                                         17,335
           Port Arthur, Texas, Navigation District, Industrial
              Development Corporation, Exempt Facilities
              Revenue Bonds (Air Products and Chemicals
              Project), VRDN, AMT (j):
   10,000        3.26% due 4/01/2036                                     10,000
    8,400        3.21% due 5/01/2040                                      8,400
           Port Arthur, Texas, Navigation District Revenue Bonds,
              VRDN, AMT (j):
   20,000        (BASF Corporation Project), 3.30%
                 due 4/01/2033                                           20,000
   10,000        Multi-Mode (Atofina Petrochemicals), Series B,
                 3.35% due 4/01/2027                                     10,000
    6,000  Port of Corpus Christi Authority, Texas, Nueces County
              Solid Waste Disposal Revenue Bonds (Flint Hills
              Resources LP Project), VRDN, AMT, 3.48%
              due 1/01/2030 (j)                                           6,000
   50,000  Port of Corpus Christi Authority, Texas, Nueces
              County Solid Waste Disposal, Revenue Refunding
              Bonds (Flint Hills Resources LP Project), VRDN, AMT,
              Series A, 3.48% due 7/01/2029 (j)                          50,000
    3,765  Port of Houston Authority, Harris County, Texas, GO,
              Refunding, PUTTERS, VRDN, Series 1145, 3.21%
              due 10/01/2013 (f)(j)                                       3,765
    5,925  San Antonio, Texas, Convention Center Hotel Finance
              Corporation, Contract Revenue Bonds, ROCS, VRDN,
              AMT, Series II-R-363, 3.25% due 7/15/2039 (a)(j)            5,925
   10,000  San Antonio, Texas, Hotel Occupancy Revenue
              Bonds, FLOATS, VRDN, Series SG-51, 3.21%
              due 8/15/2019 (j)                                          10,000
    4,990  San Marcos, Texas, Consolidated Independent School
              District, GO, MERLOTS, VRDN, Series C-23, 3.21%
              due 8/01/2029 (j)                                           4,990
    4,155  Socorro, Texas, Independent School District, GO,
              ROCS, VRDN, Series II-R-2222, 3.21%
              due 8/15/2022 (j)                                           4,155
           Southeast Texas Housing Finance Corporation,
              Revenue Refunding Bonds, VRDN (j):
    3,947        4.809% due 3/01/2007                                     3,947
    6,000        AMT, Series A-2, 3.60% due 2/16/2007 (c)(n)              6,000
   10,000  Texas Public Finance Authority, CP, 3.30%
              due 5/10/2006                                              10,000
   54,160  Texas State, GO (College Student Loan), Refunding,
              VRDN, AMT, 2.85% due 7/01/2006 (j)                         54,160
  275,230  Texas State, GO, TRAN, 4.50% due 8/31/2006                   276,898
    5,425  University of Texas, Financing System Revenue
              Refunding Bonds, ROCS, VRDN, Series II-R-1011,
              3.43% due 6/01/2006 (e)(j)                                  5,425
    4,335  Victoria County, Texas, Hospital Revenue Refunding
              Bonds, FLOATS, VRDN, Series 959, 3.20%
              due 1/01/2016 (a)(j)                                        4,335



     Face
   Amount  Municipal Bonds                                             Value

Texas (concluded)

 $  6,200  West Side Calhoun County, Texas, Navigation District
              Sewer and Solid Waste District Revenue Bonds
              (BP Chemicals Inc. Project), VRDN, AMT, 3.17%
              due 4/01/2031 (j)                                      $    6,200
    4,745  Williamson County, Texas, GO, Refunding, PUTTERS,
              VRDN, Series 410, 3.21% due 2/15/2012 (f)(j)                4,745

Utah--0.9%

   15,000  Intermountain Power Agency, Utah, CP, 3.20%
              due 5/03/2006                                              15,000
   10,000  Intermountain Power Agency, Utah, Power Supply
              Revenue Bonds, VRDN, Series F, 3.20%
              due 7/01/2018 (a)(j)                                       10,000
           Murray City, Utah, Hospital Revenue Bonds
              (IHC Health Services, Inc.), VRDN (j):
   18,050        Series A, 3.12% due 5/15/2037                           18,050
    9,225        Series B, 3.12% due 5/15/2037                            9,225
    5,000        Series C, 3.12% due 5/15/2036                            5,000
   12,900  Salt Lake County, Utah, PCR, Refunding (Service
              Station Holdings Project), VRDN, Series B,
              3.10% due 8/01/2007 (j)                                    12,900
    8,300  Utah Water Finance Agency, Tender Option
              Revenue Bonds, VRDN, Series A-9, 3.21%
              due 7/01/2034 (a)(j)                                        8,300
    6,720  Weber County, Utah, Hospital Revenue Bonds
              (IHC Health Services), VRDN, Series C, 3.12%
              due 2/15/2035 (j)                                           6,720

Vermont--0.2%

    4,050  Vermont Educational and Health Buildings Financing
              Agency, Revenue Bonds (Middlebury College Project),
              VRDN, Series A, 3.16% due 11/01/2006 (j)                    4,050
    2,100  Vermont HFA, S/F Revenue Bonds, VRDN, AMT,
              Series 16 A, 3.30% due 5/01/2032 (e)(j)                     2,100
    8,000  Vermont State Student Assistance Corporation, Student
              Loan Revenue Bonds, FLOATS, VRDN, 3.25%
              due 1/01/2008 (j)                                           8,000

Virginia--1.5%

    6,055  Eagle Tax-Exempt Trust, Richmond, Virginia, Public
              Utilities Revenue Bonds, VRDN, Series 2006-0050,
              Class A, 3.20% due 1/15/2035 (e)(j)                         6,055
   13,000  Fairfax County, Virginia, IDA, Revenue Refunding Bonds
              (Inova Health System Project), VRDN, Series A-1,
              3.15% due 5/15/2035 (j)                                    13,000
   20,000  Morgan Keegan Municipal Products, Inc., Virginia State,
              HDA, VRDN, Series E, 3.21% due 12/01/2010 (j)              20,000
           Norfolk, Virginia, CP:
   38,000        3.34% due 5/01/2006                                     38,000
   36,200        3.30% due 5/09/2006                                     36,200
   25,000  Virginia State, HDA, Commonwealth Mortgage
              Revenue Refunding Bonds, VRDN, AMT, Series C,
              Sub-Series C-STEM-III, 3.03% due 5/16/2006 (j)             24,999

Washington--2.2%

   20,000  ABN AMRO MuniTops Certificates Trust, Port of
              Seattle, Washington, Revenue Bonds, VRDN,
              Series 1998-16, 3.22% due 10/04/2006 (f)(j)                20,000
   12,650  Central Puget Sound, Washington, Regional Transit
              Authority, Sales and Use Tax Revenue Bonds, ROCS,
              VRDN, Series II-R-7510, 3.21% due 11/01/2023 (a)(j)        12,650
   22,900  Clark County, Washington, Public Utility District
              Number 001, Generating System Revenue Refunding
              Bonds, MSTR, VRDN, Series SGA-118, 3.16%
              due 1/01/2025 (e)(j)                                       22,900



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Schedule of Investments (concluded)                     Master Tax-Exempt Trust

                                                                 (in Thousands)


     Face
   Amount  Municipal Bonds                                             Value

Washington (continued)

 $  3,000  Eagle Tax-Exempt Trust, Bellevue, Washington, GO,
              Refunding, VRDN, Series 2004-1011, Class A,
              3.21% due 12/01/2043 (f)(j)                            $    3,000
   19,000  Energy Northwest, Washington, Electric Revenue
              Refunding Bonds (Project Number 3), VRDN,
              Series D-3-1, 3.17% due 7/01/2018 (e)(j)                   19,000
    8,905  Grant County, Washington, Public Utility District
              Number 002, Electric Revenue Refunding Bonds,
              ROCS, VRDN, Series II-R-2039, 3.21%
              due 1/01/2019 (e)(j)                                        8,905
    5,225  King County, Washington, School District Number 410,
              Snoqualmie Valley, GO, ROCS, VRDN, Series II-R-4513,
              3.21% due 12/01/2020 (e)(j)                                 5,225
   14,745  King County, Washington, Sewer Revenue Refunding
              Bonds, FLOATS, VRDN, Series 554, 3.20%
              due 7/01/2009 (b)(j)                                       14,745
    2,265  Lewis County, Washington, Public Utility District
              Number 001, Cowlitz Falls Hydroelectric Revenue
              Refunding Bonds, VRDN, Series II-R-4026, 3.21%
              due 10/01/2023 (f)(j)                                       2,265
   14,070  Municipal Securities Trust Certificates, Washington State
              Motor Vehicle Fuel Tax, GO, VRDN, Series 2001-112,
              Class A, 3.16% due 1/07/2021 (j)                           14,070
    4,945  Port of Seattle, Washington, Revenue Bonds,
              MERLOTS, VRDN, AMT, Series B04, 3.26%
              due 9/01/2015 (b)(j)                                        4,945
    4,945  Seattle, Washington, Water System Revenue Refunding
              Bonds, ROCS, VRDN, Series II-R-4006, 3.21%
              due 9/01/2022 (f)(j)                                        4,945
    3,465  Spokane County, Washington, Spokane School District
              Number 081, GO, ROCS, VRDN, Series II-R-4000,
              3.21% due 12/01/2019 (e)(j)                                 3,465
    5,600  Tacoma, Washington, Convention Center and
              Parking Revenue Bonds, ROCS, VRDN,
              Series II-R-2144, 3.21% due 12/01/2022 (f)(j)               5,600
   13,975  Tacoma, Washington, Water Revenue Refunding
              Bonds, FLOATS, VRDN, Series 555, 3.20%
              due 12/01/2009 (b)(j)                                      13,975
           Washington State, GO, Refunding, MERLOTS,
              VRDN (f)(j):
    5,195        Series A05, 3.21% due 1/01/2013                          5,195
   12,800        Series A57, 3.21% due 1/01/2011                         12,800
           Washington State, GO, VRDN (j):
    2,615        FLOATS, Series 1140, 3.24% due 6/01/2016 (b)             2,615
   15,075        PUTTERS, Series 333, 3.24% due 12/01/2014 (f)           15,075
   10,395        ROCS, Series II-R-6061, 3.20%
                 due 1/01/2022 (a)                                       10,395



     Face
   Amount  Municipal Bonds                                             Value

Washington (concluded)

 $  6,400  Washington State Housing Finance Commission,
              M/F Housing Revenue Bonds (Arbors on the Park
              Project), VRDN, AMT, 3.27% due 10/01/2024 (j)          $    6,400

West Virginia--0.2%

   10,695  ABN AMRO MuniTops Certificates Trust, West Virginia
              State, GO, VRDN, Series 2000-12, 3.20%
              due 6/04/2008 (f)(j)                                       10,695
    9,900  Eagle Tax-Exempt Trust, West Virginia Higher
              Education Policy Commission, Revenue Refunding
              Bonds, VRDN, Series 2005-0018, Class A, 3.21%
              due 4/01/2034 (b)(j)                                        9,900

Wisconsin--0.7%

   14,850  Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN,
              Series 98, Class 4901, 3.21% due 12/15/2026 (j)            14,850
    2,595  Hartland, Wisconsin, IDR (Commercial
              Communications Inc. Project), VRDN, AMT,
              3.50% due 8/01/2009 (j)                                     2,595
    2,685  Manitowoc, Wisconsin, Electric Revenue Bonds,
              ROCS, VRDN, Series II-R-2177, 3.21%
              due 10/01/2024 (b)(j)                                       2,685
    6,000  Wisconsin Public Power Inc., Power Supply System
              Revenue Bonds, PUTTERS, VRDN, Series 1150,
              3.21% due 7/01/2013 (a)(j)                                  6,000
    5,145  Wisconsin Rural Water Construction Loan Program,
              Commission Revenue Bonds, BAN, 4.25%
              due 9/15/2006                                               5,173
           Wisconsin State, GO, CP:
    6,595        3.25% due 5/04/2006                                      6,595
   25,000        3.29% due 5/08/2006                                     25,000

Wyoming--0.5%

   24,200  Sweetwater County, Wyoming, PCR, Refunding
              (Idaho Power Company Project), VRDN, Series B,
              3.23% due 7/15/2026 (j)                                    24,200
   25,000  Wyoming State Education Fund, GO, TRAN, 4%
              due 6/28/2006                                              25,082

Puerto Rico--0.2%

    3,005  Puerto Rico Commonwealth Infrastructure Financing
              Authority, Special Obligation Revenue Bonds, TOCS,
              VRDN, Series Z-6, 3.24% due 6/26/2037 (b)(j)                3,005
   12,800  Puerto Rico Electric Power Authority, Power Revenue
              Bonds, MSTR, VRDN, Series SGA-43, 3.17%
              due 7/01/2022 (f)(j)                                       12,800

Total Investments (Cost--$9,484,743*)--99.6%                          9,484,743
Other Assets Less Liabilities--0.4%                                      39,994
                                                                     ----------
Net Assets--100.0%                                                    9,524,737
                                                                     ==========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) Radian Insured.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) AGC Insured.

(l) FHA Insured.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) FNMA/GNMA Collateralized.

    See Notes to Financial Statements.



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Statement of Assets and Liabilities                                                                       Master Tax-Exempt Trust

As of March 31, 2006
Assets

       Investments in unaffiliated securities, at value (identified cost--$9,484,742,795)                         $ 9,484,742,795
       Cash                                                                                                                41,757
       Receivables:
           Interest                                                                            $    67,352,506
           Securities sold                                                                           3,376,187
           Contributions                                                                               972,759         71,701,452
                                                                                               ---------------
       Prepaid expenses                                                                                                    40,010
                                                                                                                  ---------------
       Total assets                                                                                                 9,556,526,014
                                                                                                                  ---------------

Liabilities

       Payables:
           Securities purchased                                                                     30,026,253
           Investment adviser                                                                          999,152
           Other affiliates                                                                             96,885         31,122,290
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                             666,871
                                                                                                                  ---------------
       Total liabilities                                                                                               31,789,161
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $ 9,524,736,853
                                                                                                                  ===============

Net Assets Consist of

       Investors' capital                                                                                         $ 9,524,736,853
                                                                                                                  ---------------
       Net Assets                                                                                                 $ 9,524,736,853
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations                                                                                   Master Tax-Exempt Trust

For the Year Ended March 31, 2006
Investment Income

       Interest and amortization of premium and discount earned                                                   $   261,892,365

Expenses

       Investment advisory fees                                                                $    12,687,362
       Accounting services                                                                           1,223,310
       Custodian fees                                                                                  215,518
       Professional fees                                                                               106,778
       Pricing fees                                                                                     71,426
       Trustees' fees and expenses                                                                      56,198
       Printing and shareholder reports                                                                  2,589
       Other                                                                                           143,437
                                                                                               ---------------
       Total expenses                                                                                                  14,506,618
                                                                                                                  ---------------
       Investment income--net                                                                                         247,385,747
                                                                                                                  ---------------

Realized Loss--Net

       Realized loss on investments--net                                                                                (414,731)
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $   246,971,016
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Statements of Changes in Net Assets                                                                       Master Tax-Exempt Trust

                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                  2006                 2005
Operations

       Investment income--net                                                                 $    247,385,747   $    131,362,901
       Realized loss--net                                                                            (414,731)          (941,838)
                                                                                              ----------------   ----------------
       Net increase in net assets resulting from operations                                        246,971,016        130,421,063
                                                                                              ----------------   ----------------

Capital Transactions

       Proceeds from contributions                                                              52,632,134,510     42,296,733,453
       Fair value of withdrawals                                                              (53,104,175,686)   (42,929,977,629)
                                                                                              ----------------   ----------------
       Net decrease in net assets derived from capital transactions                              (472,041,176)      (633,244,176)
                                                                                              ----------------   ----------------

Net Assets

       Total decrease in net assets                                                              (225,070,160)      (502,823,113)
       Beginning of year                                                                         9,749,807,013     10,252,630,126
                                                                                              ----------------   ----------------
       End of year                                                                            $  9,524,736,853   $  9,749,807,013
                                                                                              ================   ================

       See Notes to Financial Statements.



Financial Highlights                                                                                      Master Tax-Exempt Trust

                                                                                                                 For the Period
                                                                                                              February 13, 2003++
The following per share data and ratios have been derived                     For the Year Ended March 31,        to March 31,
from information provided in the financial statements.                      2006            2005        2004          2003
Total Investment Return

       Total investment return                                                 2.64%          1.33%           .94%          .68%*
                                                                        ============   ============   ============   ============

Ratios to Average Net Assets

       Expenses                                                                 .15%           .15%           .15%          .21%*
                                                                        ============   ============   ============   ============
       Investment income and realized gain (loss)--net                         2.61%          1.31%           .94%         1.04%*
                                                                        ============   ============   ============   ============

Supplemental Data

       Net assets, end of period (in thousands)                         $  9,524,737   $  9,749,807   $ 10,252,630   $ 10,591,179
                                                                        ============   ============   ============   ============

         * Annualized.

        ++ Commencement of operations.

           See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006



Notes to Financial Statements                           Master Tax-Exempt Trust


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2006, the Trust reimbursed FAM $220,752 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.



WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Report of Independent Registered Public Accounting Firm
                                                        Master Tax-Exempt Trust


To the Investors and Board of Trustees of Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Tax-Exempt Trust as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey

May 22, 2006



Officers and Trustees
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                       Position(s)   Length of                                              Fund Complex   Directorships
                       Held with     Time                                                   Overseen by    Held by
Name, Address & Age    Fund/Trust    Served    Principal Occupation(s) During Past 5 Years  Trustee        Trustee
Interested Trustee


Robert C. Doll, Jr.*   President     2005 to   President of MLIM/FAM-advised funds since    131 Funds      None
P.O. Box 9011          and           present   2005; President of MLIM and FAM since 2001;  177 Portfolios
Princeton,             Trustee                 Co-Head (Americas Region) thereof from 2000
NJ 08543-9011                                  to 2001 and Senior Vice President from 1999
Age: 51                                        to 2001; President and Director of Princeton
                                               Services, Inc. ("Princeton Services") since
                                               2001; President of Princeton Administrators,
                                               L.P. ("Princeton Administrators") since 2001;
                                               Chief Investment Officer of OppenheimerFunds,
                                               Inc. in 1999 and Executive Vice President
                                               thereof from 1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser.
   Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with MLIM, FAM, Princeton Services and Princeton Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust
   President, Mr. Doll serves at the pleasure of the Board of Trustees.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Officers and Trustees (continued)
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                       Position(s)   Length of                                              Fund Complex   Directorships
                       Held with     Time                                                   Overseen by    Held by
Name, Address & Age    Fund/Trust    Served    Principal Occupation(s) During Past 5 Years  Trustee        Trustee
Independent Trustees*


Ronald W. Forbes**     Trustee       2002 to   Professor Emeritus of Finance, School of     49 Funds       None
P.O. Box 9095                        present   Business, State University of New York at    50 Portfolios
Princeton,                                     Albany since 2000 and Professor thereof
NJ 08543-9095                                  from 1989 to 2000; International Consultant,
Age: 65                                        Urban Institute, Washington, D.C. from
                                               1995 to 1999.


Cynthia A. Montgomery  Trustee       2002 to   Professor, Harvard Business School since     49 Funds       Newell
P.O. Box 9095                        present   1989; Associate Professor, J.L. Kellogg      50 Portfolios  Rubbermaid, Inc.
Princeton,                                     Graduate School of Management, Northwestern                 (manufacturing)
NJ 08543-9095                                  University from 1985 to 1989; Associate
Age: 53                                        Professor, Graduate School of Business
                                               Administration, University of Michigan
                                               from 1979 to 1985; Director, Harvard
                                               Business School Publishing since 2005;
                                               Director, McLean Hospital since 2005.


Jean Margo Reid        Trustee       2004 to   Self-employed consultant since 2001;         49 Funds       None
P.O. Box 9095                        present   Counsel of Alliance Capital Management       50 Portfolios
Princeton,                                     (investment adviser) in 2000; General
NJ 08543-9095                                  Counsel, Director and Secretary of
Age: 60                                        Sanford C. Bernstein & Co., Inc. (investment
                                               adviser/broker-dealer) from 1997 to 2000;
                                               Secretary, Sanford C. Bernstein Fund, Inc.
                                               from 1994 to 2000; Director and Secretary
                                               of SCB, Inc. since 1998; Director and
                                               Secretary of SCB Partners, Inc. since 2000; and
                                               Director of Covenant House from 2001 to 2004.


Roscoe S. Suddarth     Trustee       2002 to   President, Middle East Institute from 1995   49 Funds       None
P.O. Box 9095                        present   to 2001; Foreign Service Officer, United     50 Portfolios
Princeton,                                     States Foreign Service, from 1961 to 1995 and
NJ 08543-9095                                  Career Minister from 1989 to 1995; Deputy
Age: 70                                        Inspector General, U.S. Department of State,
                                               from 1991 to 1994; U.S. Ambassador to the
                                               Hashemite Kingdom of Jordan from 1987 to 1990.


Richard R. West        Trustee       2002 to   Professor of Finance from 1984 to 1995,      49 Funds       Bowne & Co.,
P.O. Box 9095                        present   Dean from 1984 to 1993 and since 1995        50 Portfolios  Inc. (financial
Princeton,                                     Dean Emeritus of New York University                        printers);
NJ 08543-9095                                  Leonard N. Stern School of Business                         Vornado Realty
Age: 68                                        Administration.                                             Trust (real estate
                                                                                                           company);
                                                                                                           Alexander's, Inc.
                                                                                                           (real estate
                                                                                                           company)


Edward D. Zinbarg      Trustee       2002 to   Self-employed financial consultant since     49 Funds       None
P.O. Box 9095                        present   1994; Executive Vice President of the        50 Portfolios
Princeton,                                     Prudential Insurance Company of America
NJ 08543-9095                                  from 1988 to 1994; Former Director of
Age: 71                                        Prudential Reinsurance Company and former
                                               Trustee of the Prudential Foundation.



 * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Chairman of the Board of Trustees and the Audit Committee.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Officers and Trustees (concluded)

                       Position(s)   Length of
                       Held with     Time
Name, Address & Age    Fund/Trust    Served    Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke        Vice          2002 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011          President     present   1999; Senior Vice President and Treasurer of Princeton Services since 1999
Princeton,             and                     and Director since 2004; Vice President of FAM Distributors, Inc. ("FAMD")
NJ 08543-9011          Treasurer               since 1999 and Director since 2004; Vice President of MLIM and FAM from 1990
Age: 45                                        to 1997; Director of Taxation of MLIM from 1990 to 2001; Vice President,
                                               Treasurer and Secretary of the IQ Funds since 2004.


Kenneth A. Jacob       Senior        2002 to   Managing Director (Tax-Exempt Fund Management) of MLIM since 2000; Director
P.O. Box 9011          Vice          present   of MLIM from 1997 to 2000.
Princeton,             President
NJ 08543-9011
Age: 55


John M. Loffredo       Senior        2002 to   Managing Director (Tax-Exempt Fund Management) of MLIM since 2000; Director
P.O. Box 9011          Vice          present   of MLIM from 1997 to 2000.
Princeton,             President
NJ 08543-9011
Age: 42


Peter J. Hayes         Vice          2002 to   Managing Director (Tax-Exempt Fund Management) of MLIM since 2000; Director
P.O. Box 9011          President     present   of MLIM from 1997 to 2000.
Princeton,
NJ 08543-9011
Age: 46


Jeffrey Hiller         Chief         2004 to   Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
P.O. Box 9011          Compliance    present   President and Chief Compliance Officer of MLIM (Americas Region) since
Princeton,             Officer                 2004; Chief Compliance Officer of the IQ Funds since 2004; Global Director
NJ 08543-9011                                  of Compliance at Morgan Stanley Investment Management from 2002 to 2004;
Age: 54                                        Managing Director and Global Director of Compliance at Citigroup Asset
                                               Management from 2000 to 2002; Chief Compliance Officer at Soros Fund
                                               Management in 2000; Chief Compliance Officer at Prudential Financial from
                                               1995 to 2000; Senior Counsel in the Commission's Securities and Exchange
                                               Division of Enforcement in Washington, D.C. from 1990 to 1995.


Alice A. Pellegrino    Secretary     2004 to   Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from
P.O. Box 9011                        present   1999 to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM,
Princeton,                                     FAM, FAMD and Princeton Services since 2004.
NJ 08543-9011
Age: 46


 * Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-637-3863.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101



Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your WCMA
   account, call 800-262-4636.


Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


WCMA TAX-EXEMPT FUND                                             MARCH 31, 2006


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 -   Principal Accountant Fees and Services

           WCMA Tax-Exempt Fund
           (a) Audit Fees -         Fiscal Year Ending March 31, 2006 - $6,600
                                    Fiscal Year Ending March 31, 2005 - $6,500

           (b) Audit-Related Fees - Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           (c) Tax Fees -           Fiscal Year Ending March 31, 2006 - $6,000
                                    Fiscal Year Ending March 31, 2005 - $5,700

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -     Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           Master Tax-Exempt Trust
           (a) Audit Fees -         Fiscal Year Ending March 31, 2006 - $35,500
                                    Fiscal Year Ending March 31, 2005 - $35,000

           (b) Audit-Related Fees - Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           (c) Tax Fees -           Fiscal Year Ending March 31, 2006 - $6,800
                                    Fiscal Year Ending March 31, 2005 - $6,500

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -     Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ending March 31, 2006 - $3,754,550
               Fiscal Year Ending March 31, 2005 - $10,018,400

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:     /s/ Robert C. Doll, Jr.
       ---------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       ---------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 22, 2006


By:     /s/ Donald C. Burke
       ---------------------------
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 22, 2006